UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21422

Trust for Advised Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Russell B. Simon
Trust for Advised Portfolios
2020 East Financial Way, Suite 100
Glendora, CA 91741

(Name and address of agent for service)

(626) 914-7395
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  March 31, 2023

Item 1. Reports to Stockholders.

(a)

REGAN TOTAL RETURN INCOME FUND

INSTITUTIONAL CLASS (RCIRX)

INVESTOR CLASS (RCTRX)

SEMI ANNUAL REPORT TO SHAREHOLDERS

MARCH 31, 2023

Regan Total Return Income Fund
Performance Summary
March 31, 2023 (Unaudited)

Investment Returns

For the period ended March 31, 2023

			Annualized
	6-Months	1-Year	Since Inception*
Regan Total Return Income Fund
Institutional Class	2.76%	0.25%	6.20%
Investor Class	2.62%	-0.06%	5.93%
Bloomberg Barclays U.S. Aggregate Bond Index(1)	4.89%	-4.78%	-4.65%

*	Inception date on October 1, 2020.

(1)	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based fixed-income index that includes government Treasury securities, corporate bonds, mortgage-backed securities, asset-backed securities and munis to simulate the universe of bonds in the market.

The performance data quoted represents past performance and is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For the most recent month-end performance, please call 1.800.44.REGAN or visit the Fund’s website at www.reganfunds.com.

The gross expense ratios as stated in the prospectus dated January 31, 2023 are 1.68% and 1.41% for the Investor Class and Institutional Class, respectively. The net expense ratios are 1.55% and 1.31% for the Investor Class and Institutional Class, respectively, with contractual fee waivers through January 31, 2024.

Regan Total Return Income Fund
Expense Example
March 31, 2023 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2022 to March 31, 2023 (the “period”).

Actual Expenses

The “Actual Fund Return” lines in the table below provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the corresponding line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table with the lines titled “Hypothetical 5% Return” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as redemption fees. Therefore, the information in the lines titled “Hypothetical 5% Return” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

Expenses Paid During the Period

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Regan Total Return Income Fund
Institutional Class
Actual Fund Return(1)	$1,000.00	$1,027.60	1.30%	$6.57
Hypothetical 5% Return(2)	$1,000.00	$1,018.50	1.29%	$6.49
Investor Class
Actual Fund Return(1)	$1,000.00	$1,026.20	1.55%	$7.83
Hypothetical 5% Return(2)	$1,000.00	$1,017.30	1.53%	$7.70

(1)	Expenses are equal to each of the Funds’ annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 182/365. The expense ratios reflect an expense waiver. The returns assume all dividends and distributions were reinvested.

(2)	Expenses are equal to each of the Funds’ annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 182/365. The expense ratios reflect an expense waiver. The returns assume all dividends and distributions were reinvested.

Regan Total Return Income Fund
Allocation of Portfolio Holdings
(Calculated as a percentage of Total Investments)
March 31, 2023 (Unaudited)

*	Short-Term Investments consist of amounts held in money market funds and US Treasury Bills.

Regan Total Return Income Fund

Schedule of Investments
March 31, 2023 (Unaudited)

	Principal Amount	Value

ASSET BACKED SECURITIES — 24.7%
Ace Securities Corp.
Series 2004-RM2, Class M3, 5.715% (1 Month LIBOR USD + 0.870%), 01-25-2035 (2)(a)	$54,193	$52,757
Series 2006-ASAP5, Class A2D, 5.365% (1 Month LIBOR USD + 0.520%), 10-25-2036 (2)	1,980,456	674,076
Series 2006-ASAP6, Class A2D, 5.285% (1 Month LIBOR USD + 0.440%), 12-26-2036 (2)	2,712,532	941,100
Series 2006-ASL1, Class A, 5.125% (1 Month USD LIBOR + 0.280%), 02-25-2036 (2)	285,902	38,603
Series 2006-HE4, Class A2B, 5.065% (1 Month LIBOR USD + 0.220%), 10-25-2036 (2)	2,274,636	852,349
Series 2007-D1, Class A4, 6.930%, 02-25-2038 (3)(4)	735,929	570,694
Aegis Asset Backed Securities Trust
Series 2004-2, Class M3, 7.245% (1 Month LIBOR USD + 2.400%), 06-26-2034 (2)	154,448	136,740
American Home Mortgage Investment Trust
Series 2007-A, Class 4A, 5.745% (1 Month USD LIBOR + 0.900%), 07-25-2046 (2)(3)	112,837	29,254
Angel Oak Mortgage Trust
Series 2020-5, Class A3, 2.041%, 05-25-2065 (1)(3)	20,536	18,649
Series 2020-5, Class A1, 1.373%, 05-25-2065 (1)(3)	18,688	16,875
Series 2021-3, Class A1, 1.068%, 05-25-2066 (1)(3)	5,308,723	4,363,551
Series 2021-4, Class A1, 1.035%, 01-20-2065 (1)(3)	1,785,375	1,430,822
Series 2021-5, Class A1, 0.951%, 07-25-2066 (1)(3)	946,753	777,935
Argent Securities Inc.
Series 2006-W4, Class A2D, 5.385% (1 Month USD LIBOR + 0.540%), 05-25-2036 (2)	285,679	68,991
Series 2006-W5, Class A2B, 5.045% (1 Month LIBOR USD + 0.200%), 06-25-2036 (2)	315,178	84,583
Banc of America Funding Corporation
Series 2016-R2, Class 1A2, 8.495%, 05-02-2033 (1)(3)	1,588,110	1,553,437
BankAmerica Manufactured Housing Contract Trust
Series 1997-1, Class B1, 6.940%, 09-25-2023	600,000	157,374
Series 1998-2, Class B1, 7.331%, 12-10-2025 (1)	2,077,312	421,814
Bayview Commercial Asset Trust
Series 2005-3, Class B2, 6.475% (1 Month LIBOR USD + 2.445%), 11-25-2035 (2)(3)	285,598	258,802
Bayview Financial AcqusitionTrust
Series 2006-C, Class 2A3, 5.266% (1 Month LIBOR USD + 0.435%), 11-28-2036 (2)	1,152,227	966,937
Bear Stearns Asset Backed Securities Trust
Series 2007-SD1, Class 22A1, 3.846%, 10-25-2036 (1)	909,419	534,107
BRAVO Residential Funding Trust
Series 2021-HE1, Class A1, 5.310% (SOFR30A + 0.750%), 01-27-2070 (2)(3)	608,071	600,371
CDC Mortgage Capital Trust
Series 2002-HE1, Class A, 5.465% (1 Month LIBOR USD + 0.620%), 01-25-2033 (2)	8,423	8,256
Chase Funding Mortgage Loan Asset-Backed CTFS
Series 2003-5, Class 1M2, 5.641%, 09-25-2032 (1)	84,946	69,798
Chec Loan trust
Series 2004-2, Class M3, 6.720% (1 Month USD LIBOR + 1.875%), 04-25-2034 (2)	457,071	455,746
Citigroup Mortgage Loan Trust Inc
Series 2014-12, Class 2A5, 3.111%, 02-25-2037 (1)(3)	2,489,396	1,771,005
COLT 2021-1 Mortgage Loan Trust
Series 2021-1, Class A1, 0.910%, 06-25-2066 (1)(3)	363,455	292,411
Conseco Finance Corp.
Series 1995-5, Class B2, 7.650%, 09-15-2026 (1)	3,859,471	377,520
Conseco Finance Securitizations Corp.
Series 1999-6, Class A1, 7.360%, 06-01-2030 (1)(3)	8,717,676	3,198,602
Series 2002-1, Class M2, 9.546%, 12-01-2032 (1)	1,951,594	1,783,997
Series 2002-2, Class M2, 9.163%, 03-01-2033 (1)	1,684,600	1,541,168
Conseco Financial Corp
Series 1996-6, Class B1, 8.000%, 09-15-2027 (1)	1,307,021	1,225,622
Series 1996-8, Class B1, 7.950%, 11-15-2026 (1)	1,680,958	1,588,263
Series 1997-4, Class M1, 7.220%, 02-15-2029 (1)	137,750	137,586
Series 1997-5, Class B1, 6.970%, 05-15-2029 (1)	846,379	789,729
Series 1998-3, Class M1, 6.860%, 03-01-2030 (1)	2,476,818	2,300,721
Series 1998-8, Class M1, 6.980%, 09-01-2029 (1)	3,335,746	3,014,188
Series 1999-4, Class A7, 7.410%, 01-01-2030	2,381,616	1,020,121
Series 1999-5, Class A6, 7.500%, 03-01-2030 (1)	5,099,430	2,015,006

The accompanying notes are an integral part of these financial statements.

Regan Total Return Income Fund
Schedule of Investments
March 31, 2023 (Unaudited)

	Principal Amount	Value

Countrywide Asset-Backed Certificates
Series 2004-6, Class 1A1, 5.385% (1 Month LIBOR USD + 0.540%), 12-25-2034 (2)	$810,565	$759,631
Series 2006-1, Class AF6, 5.526%, 05-25-2036 (1)	36,502	34,238
Series 2006-15, Class A6, 5.826%, 08-25-2046 (1)	146,720	146,192
Series 2006-9, Class 1AF6, 5.989%, 08-25-2046 (1)	175,417	170,124
Series 2007-6, Class 2A3, 5.065% (1 Month USD LIBOR + 0.220%), 07-25-2034 (2)	167,259	171,612
Series 2007-SEA2, Class 2A1, 6.345% (1 Month LIBOR USD + 1.500%), 07-25-2037 (2)(3)	3,686,406	2,512,549
Countrywide Home Equity Loan Trust
Series 2004-B, Class 2A, 4.904% (1 Month USD LIBOR + 0.220%), 02-15-2029 (2)	542,018	480,039
Credit Suisse Mortgage Trust
Series 2007-1, Class 5A4, 6.000%, 02-25-2037	510,999	307,042
Series 2007-1, Class 5A13, 6.000%, 02-25-2037	1,715,955	1,020,802
Series 2007-1, Class 1A6A, 5.863%, 02-25-2037 (1)	1,340,104	314,526
Series 2007-1, Class 5A14, 6.000%, 02-25-2037	918,986	547,073
Series 2015-1R, Class 6A1, 4.795% (1 Month USD LIBOR + 0.280%), 05-28-2037 (2)(3)(a)	191,183	184,071
Series 2019-RPL1, Class A1A, 3.650%, 07-25-2058 (1)(3)	811,886	767,502
Series 2021-NQM4, Class A1, 1.101%, 05-25-2066 (1)(3)	833,313	678,291
Series 2021-NQM6, Class A1, 1.174%, 07-25-2066 (1)(3)	507,941	407,455
Series 2021-NQM7, Class A3, 2.064%, 10-25-2066 (1)(3)	235,761	191,668
Credit-Based Asset Servicing and Securitization
Series 2004-CB7, Class AF5, 3.773%, 10-25-2034 (4)(a)	29,904	26,091
Series 2006-CB8, Class A1, 5.125% (1 Month USD LIBOR + 0.280%), 10-25-2036 (2)	83,035	70,039
Series 2007-RP1, Class A, 4.927% (1 Month USD LIBOR + 0.310%), 04-25-2037 (2)(3)	123,027	100,000
Ellington Financial Mortgage Trust
Series 2021-1, 1 Class A3, .106%, 02-25-2066 (1)(3)	482,505	395,845
EquiFirst Mortgage Loan Trust
Series 2004-1, Class 2A3, 5.645% (1 Month LIBOR USD + 0.800%), 01-25-2034 (2)	512,869	482,203
First Franklin Mtg Loan Asset Backed Certificates
Series 2006-FF11, Class 2A3, 5.145% (1 Month LIBOR USD + 0.300%), 08-25-2036 (2)	367,682	336,336
Series 2006-FF18, Class A2C, 5.005% (1 Month LIBOR USD + 0.160%), 12-26-2037 (2)	596,847	519,539
First Horizon Alternative Mortgage Securities
Series 2006-AA8, Class 2A1, 4.410%, 01-25-2037 (1)	238,673	135,958
Fremont Home Loan Trust
Series 2004-C, Class M2, 5.895% (1 Month USD LIBOR + 1.050%), 08-25-2034 (2)	197,013	189,096
Series 2006-B, Class 2A2, 5.045% (1 Month USD LIBOR + 0.200%), 08-25-2036 (2)	79,564	25,985
Series 2006-3, Class 1A1, 5.125% (1 Month USD LIBOR + 0.280%), 02-25-2037 (2)	63,162	48,299
GCAT
Series 2021-NQM2, Class A2, 1.242%, 05-25-2066 (1)(3)	399,784	325,508
Series 2021-NQM6, Class A1, 1.855%, 08-25-2066 (1)(3)	841,503	710,190
Series 2021-NQM7, Class A1, 1.915%, 08-25-2066 (1)(3)	1,676,499	1,476,319
GMAC Mortgage Corporation Loan Trust
Series 2007-HE3, Class 2A1, 7.000%, 09-25-2037 (1)	172,211	151,919
Greenpoint Manufactured Housing
Series 1999-5, Class M1B, 8.290%, 12-15-2029 (1)	20,526	20,367
Series 1999-5, Class M2, 9.230%, 12-15-2029 (1)	55,984	48,749
Series 2000-3, Class IA, 8.450%, 06-20-2031 (1)	2,284,530	1,153,203
GS Mortgage Securities Corp.
Series 2015-7R, Class A, 4.812% (1 Month USD LIBOR + 0.150%), 09-28-2037 (2)(3)	22,338	22,172
GSAMP Trust
Series 2003-SEA, Class A1, 5.645% (1 Month LIBOR USD + 0.800%), 02-25-2033 (2)	58,482	56,318
Series 2006-S1, Class A1, 5.125% (1 Month USD LIBOR + 0.280%), 11-25-2035 (2)	6,564,089	684,703
Series 2006-S5, Class A1, 1.804% (1 Month LIBOR USD + 0.180%), 09-25-2036 (2)	18,570,655	223,988
Series 2006-S5, Class A2, 6.158%, 09-25-2036 (4)	6,187,543	82,592
GSRPM Mortgage Loan Trust
Series 2004-1, Class B1, 8.595% (1 Month LIBOR USD + 3.750%), 09-25-2042 (2)(3)	55,220	54,925
Home Equity Asset Trust
Series 2002-2, Class A3, 5.425% (1 Month USD LIBOR + 0.580%), 12-27-2032 (2)	94,405	84,191

The accompanying notes are an integral part of these financial statements.

Regan Total Return Income Fund
Schedule of Investments
March 31, 2023 (Unaudited)

	Principal Amount	Value

HSI Asset Securitization Corporation Trust
Series 2007-HE2, Class 2A1, 4.955% (1 Month USD LIBOR + 0.110%), 04-27-2037 (2)	$180,935	$91,492
Imperial Fund Mortgage Trust
Series 2021-NQM2, Class A3, 1.516%, 09-25-2056 (1)(3)	294,934	229,766
Series 2022-NQM6, Class A1, 6.819%, 10-25-2067 (3)(4)	38,453	38,632
IndyMac Residential Asset Backed Trust
Series 2005-A, Class M5, 5.970% (1 Month LIBOR USD + 1.125%), 03-25-2035 (2)	229,448	228,294
Series 2006-C, Class 2A, 5.105% (1 Month USD LIBOR + 0.260%), 08-25-2036 (2)	72,934	67,629
Series 2007-A, Class 2A2, 5.035% (1 Month USD LIBOR + 0.190%), 04-25-2037 (2)(a)	33,007	19,969
Series 2007-A, Class 1A, 5.065% (1 Month LIBOR USD + 0.220%), 04-25-2037 (2)	302,553	223,271
Series 2007-A, Class 2A4B, 5.295% (1 Month LIBOR USD + 0.450%), 04-25-2037 (2)	3,710,580	1,387,651
Lehman ABS Manufactured Housing Contract Trust
Series 2001-B, Class M2, 7.170%, 04-15-2040 (1)	2,843,688	2,017,585
Long Beach Mortgage Loan Trust
Series 2004-2, Class A1, 5.285% (1 Month LIBOR USD + 0.440%), 06-25-2034 (2)	374,035	347,775
Series 2006-A, Class A1, 5.025% (1 Month USD LIBOR + 0.180%), 05-25-2036 (2)	979,624	22,272
MASTR Asset Backed Securities Trust
Series 2002-NC1, Class M4, 8.445% (1 Month LIBOR USD + 3.600%), 10-25-2032 (2)	1,407,262	1,160,953
Series 2006-FRE2, Class A5, 5.325% (1 Month USD LIBOR + 0.480%), 03-25-2036 (2)	255,167	175,573
Series 2006-AM2, Class A3, 5.185% (1 Month LIBOR USD + 0.340%), 06-25-2036 (2)	602,342	521,678
Series 2006-NC2 A3, Class A3, 5.065% (1 Month LIBOR USD + 0.220%), 08-25-2036 (2)	1,002,642	383,614
Series 2006-NC2 A5, Class A5, 5.325% (1 Month LIBOR USD + 0.480%), 08-25-2036 (2)	457,658	175,123
MASTR Specialized Loan Trust
Series 2007-01, Class A, 5.215% (1 Month LIBOR USD + 0.370%), 01-25-2037 (2)(3)	650,190	256,269
Merrill Lynch Mortgage Investors Trust
Series 2006-RM3, Class A1B, 5.225% (1 Month USD LIBOR + 0.380%), 06-25-2037 (2)	5,939,596	179,878
Metlife Securitization Trust
Series 2020-INV1, Class A2A, 2.500%, 05-25-2050 (1)(3)	34,800	28,765
MFRA Trust
Series 2020-NQM2, Class A3, 1.947%, 04-25-2065 (1)(3)	99,378	90,234
Series 2021-INV1, 1 Class A2, .057%, 01-25-2056 (1)(3)	314,402	277,262
Morgan Stanley Capital Inc
Series 2003-NC8, Class B1, 10.245% (1 Month USD LIBOR + 5.400%), 09-25-2033 (2)	119,173	117,537
Series 2004-WMC3, Class M3, 5.715% (1 Month USD LIBOR + 0.870%), 01-25-2035 (2)	148,263	158,847
Series 2005-HE1, Class M2, 5.550% (1 Month LIBOR USD + 0.705%), 12-25-2034 (2)	282,834	249,110
Series 2006-HE6, Class A2FP, 4.965% (1 Month LIBOR USD + 0.120%), 09-25-2036 (2)(a)	163,956	52,466
Series 2007-HE1, Class A2C, 4.995% (1 Month LIBOR USD + 0.150%), 11-25-2036 (2)	554,934	309,680
Morgan Stanley Mortgage Loan Trust
Series 2007-1XS, Class 2A4A, 6.584%, 09-25-2046 (4)	5,897,590	1,673,687
New Century Home Equity Loan Trust
Series 2004-4, Class M2, 5.640% (1 Month LIBOR USD + 0.795%), 02-25-2035 (2)(a)	110,627	96,854
New Residential Mortgage Loan Trust
Series 2021-NQM3, Class A3, 1.516%, 11-25-2056 (1)(3)	372,460	303,505
Series 2022-NQM1, Class A1, 2.277%, 04-25-2061 (1)(3)	521,969	444,250
Nomura Home Equity Loan Inc
Series 2006-AF1, Class A1, 6.032%, 10-25-2036 (4)	1,480,836	356,288
Nomura Resecuritization Trust
Series 2015-10R, Class 1A2, 5.306%, 12-25-2036 (1)(3)	1,242,626	1,010,160
Novastar Home Equity Loan
Series 2006-3, Class A2C, 5.165% (1 Month LIBOR USD + 0.320%), 10-25-2036 (2)	1,829,150	988,892
Series 2006-5, Class A2B, 5.085% (1 Month USD LIBOR + 0.240%), 11-25-2036 (2)	999,517	332,933
Oakwood Mortgage Investors Inc.
Series 1997-A, Class B1, 7.450%, 05-15-2027 (1)	86,023	84,019
Series 2002-C M1, Class M1, 6.890%, 11-15-2032 (1)	1,363,615	1,325,332
Oakwood Mortgage Investors, Inc.
Series 2001-D A2, 5.260%, 12-15-2024 (1)	1,165,090	528,798
Series 2001-D, Class A4, 6.930%, 09-15-2031 (1)	2,187,241	1,191,675

The accompanying notes are an integral part of these financial statements.

Regan Total Return Income Fund
Schedule of Investments
March 31, 2023 (Unaudited)

	Principal Amount	Value

Option One Mortgage Loan Trust
Series 2005-QS11, Class 1A1, 5.820%, 03-25-2037 (4)	$371,743	$325,447
Series 2007-1, Class 1A1, 4.985% (1 Month LIBOR USD + 0.140%), 01-25-2037 (2)	590,347	385,510
Series 2007-FXD1, Class 3A4, 5.860%, 01-25-2037 (4)	1,762,336	1,668,427
OWNIT Mortgage Loan Asset-Backed Certificates
Series 2006-6, Class A2C, 5.165% (1 Month USD LIBOR + 0.320%), 09-25-2037 (2)	1,532,950	732,404
RAAC Series
Series 2007-RP4, Class A, 5.195% (1 Month LIBOR USD + 0.350%), 06-25-2037 (2)(3)	670,873	596,997
RBSSP Resecuritization Trust
Series 2010-9, Class 7A6, 6.000%, 05-27-2037 (1)(3)	1,025,900	511,073
Renaissance Home Equity Loan Trust
Series 2002-3, Class A, 5.605% (1 Month LIBOR USD + 0.760%), 12-25-2032 (2)	368,923	334,438
Series 2003-4, Class M2F, 6.244%, 03-25-2034 (4)	216,324	194,714
Series 2004-1, Class M4, 7.545% (1 Month USD LIBOR + 2.700%), 05-25-2034 (2)	239,243	172,372
Series 2004-2, Class M1, 6.414%, 07-25-2034 (4)	406,398	350,964
Residential Funding Mortgage Securities II
Series 2006-HI5, Class A4, 6.200%, 12-25-2036 (4)	8,137,043	1,712,624
ResMAE Mortgage Loan Trust
Series 2006-1, Class A2B, 5.145% (1 Month LIBOR USD + 0.300%), 02-25-2036 (2)(3)	2,969,366	1,001,040
Series 2006-1, Class A2C, 5.245% (1 Month LIBOR USD + 0.400%), 02-25-2036 (2)(3)	5,843,178	1,970,691
Securitized Asset Backed Receivables LLC Trust
Series 2006-FR4, Class A2A, 5.005% (1 Month LIBOR USD + 0.160%), 08-25-2036 (2)	367,746	115,512
Series 2006-WM2, Class A2B, 4.965% (1 Month LIBOR USD + 0.120%), 09-25-2036 (2)	628,086	423,596
Security National Mortgage Loan Trust
Series 2006-3A, Class A3, 6.330%, 01-25-2037 (1)(3)	337,455	150,877
Specialty Underwriting & Residential Finance
Series 2006-BC3, Class A2C, 5.145% (1 Month LIBOR USD + 0.300%), 06-25-2037 (2)	85,679	48,809
Structured Asset Securities Corporation
Series 2006-S3, Class A1, 5.105% (1 Month USD LIBOR + 0.260%), 09-25-2036 (2)	1,034,275	344,394
Series 2006-BC6, Class A1, 5.005% (1 Month LIBOR USD + 0.160%), 01-25-2037 (2)	356,751	330,867
UCFC Manufactured Housing Contract
Series 1996-1, Class M, 7.900%, 01-15-2028 (1)	28,385	25,104
Verus Securitization Trust
Series 2021-2, Class A2, 1.288%, 02-25-2066 (1)(3)	367,574	310,740
Series 2021-3, Class A2, 1.283%, 06-25-2066 (1)(3)	668,684	553,882
Series 2021-6, Class A1, 1.630%, 10-25-2066 (1)(3)	2,691,528	2,216,131
Series 2023-1, Class A1, 5.850%, 12-25-2067 (3)(4)	34,634	34,331
WAMU Asset-Backed Certificates
Series 2007-HE4, Class 2A2, 4.975% (1 Month USD LIBOR + 0.130%), 07-25-2047 (2)	319,594	190,090
Washington Mutual Asset-Backed Certificates
Series 2007-HE1, Class 2A1, 4.905% (1 Month USD LIBOR + 0.060%), 11-25-2036 (2)	1,544,330	550,287
Conseco Finance Securitizations Corp.
Series 2000-4, Class A6, 8.310%, 05-01-2032 (1)	660,851	133,751
Option One Mortgage Loan Trust
Series 2006-3, Class 1A1, 4.985% (1 Month LIBOR USD + 0.140%), 02-25-2037 (2)	996,721	660,839
Residential Asset Securities Corporation
Series 2005-KS10, Class M2, 5.505% (1 Month LIBOR USD + 0.660%), 11-25-2035 (2)	32,155	31,974
TOTAL ASSET BACKED SECURITIES
(Cost $89,574,510)		$85,482,513

MORTGAGE BACKED SECURITIES — NON AGENCY — 50.0%
Adjustable Rate Mortgage Trust
Series 2004-4, Class 3A1, 3.993%, 03-25-2035 (1)(a)	37,313	34,981
Series 2005-5, Class 2A1, 3.359%, 09-25-2035 (1)(a)	50,374	39,695
Series 2005-6A, Class 2A1, 5.465% (1 Month LIBOR USD + 0.620%), 11-25-2035 (2)	91,848	35,362
Series 2005-10, Class 1A1, 4.178%, 01-25-2036 (1)	116,889	101,760
Series 2006-1, Class 1A1, 3.825%, 03-25-2036 (1)	87,255	70,755

The accompanying notes are an integral part of these financial statements.

Regan Total Return Income Fund
Schedule of Investments
March 31, 2023 (Unaudited)

	Principal Amount	Value

Agate Bay Mortgage Trust
Series 2015-4, Class A5, 3.000%, 06-25-2045 (1)(3)(a)	$362,186	$337,739
Series 2015-6, Class A3, 3.500%, 09-25-2045 (1)(3)	405,800	364,730
American Home Mortgage Assets
Series 2006-2, Class 1A1, 4.098% (12 Month US Treasury Average + 0.960%), 09-25-2046 (2)	530,740	443,126
Series 2007-3, Class 11A1, 5.265% (1 Month USD LIBOR + 0.420%), 06-25-2037 (2)	175,396	159,113
American Home Mortgage Investment Trust
Series 2004-3, Class MH1, 4.115% (1 Month LIBOR USD + 0.900%), 10-25-2034 (2)	80,264	68,216
Series 2007-1, Class GIOP, 2.078%, 05-25-2047	5,848,349	784,577
Series 2007-2, Class 11A1, 5.305% (1 Month USD LIBOR + 0.460%), 03-25-2047 (2)	949,521	366,901
Series 2007-2, Class 12A1, 5.385% (1 Month LIBOR USD + 0.540%), 03-25-2047 (2)	1,064,459	401,728
Angel Oak Mortgage Trust
Series 2020-4, Class A1, 1.469%, 05-25-2065 (1)(3)	264,292	237,431
ASG Resecuritization Trust
Series 2011-2, Class M52, 5.750%, 02-28-2036 (3)	811,375	743,307
Banc of America Alternative Loan Trust
Series 2005-11, Class 1CB5, 5.500%, 12-25-2035	171,462	152,656
Series 2005-J 2A1, Class 1CB1, 5.245% (1 Month LIBOR USD + 0.400%), 11-25-2035 (2)	603,466	498,608
Series 2006-5, Class CB7, 6.000%, 06-25-2046	250,427	219,709
Series 2006-7, Class A4, 6.498%, 10-25-2036 (4)	854,565	246,599
Series 2007-1, Class 1A1, 3.929%, 04-25-2023 (1)(a)	324,299	253,763
Series 2007-2, Class 1A1, 5.500%, 06-25-2037	741,463	627,311
Banc of America Funding Corporation
Series 2004-2, Class 1CB1, 5.750%, 09-20-2034	306,062	303,800
Series 2005-3, Class 1A10, 5.250%, 06-25-2035	340,084	299,537
Series 2005-6, Class 1A3, 5.750%, 10-25-2035	1,276,872	1,002,881
Series 2005-6, Class 1A8, 6.000%, 10-25-2035	365,344	291,702
Series 2005-8, Class 1A1, 5.500%, 01-25-2036	257,644	209,177
Series 2005-B, Class 2A1, 3.409%, 04-20-2035 (1)	51,514	44,689
Series 2005-E, Class 8A1, 4.568% (12 Month US Treasury Average + 1.430%), 06-20-2035 (2)	1,034,618	721,891
Series 2006-4, Class A11, 6.000%, 07-25-2036	232,139	166,493
Series 2006-G, Class 3A3, 7.441% (12 Month LIBOR USD + 1.750%), 07-20-2036 (2)	21,538	20,841
Series 2007-4, Class 3A1, 5.215% (1 Month USD LIBOR + 0.370%), 06-25-2037 (2)	168,911	130,808
Series 2007-8, Class 4A1, 6.000%, 08-25-2037 (a)	87,410	62,498
Series 2007-C, Class 7A4, 5.201% (1 Month LIBOR USD + 0.440%), 05-20-2047 (2)(a)	295,830	242,580
Series 2008-R4, Class 1A4, 5.067% (1 Month LIBOR USD + 0.450%), 07-25-2037 (2)(3)(a)	311,957	188,734
Banc of America Mortgage Securities
Series 2003-H, Class 2A2, 4.038%, 09-25-2033 (1)	870,361	790,176
Series 2004-D, Class 2A2, 3.042%, 05-25-2034 (1)	65,586	60,146
Series 2005-3, Class 2A3, 5.500%, 03-25-2035	649,747	565,233
Series 2005-8, Class A12, 5.500%, 09-25-2035	1,163,439	1,004,735
Series 2005-E, Class 3A1, 3.648%, 06-25-2035 (1)	228,147	192,938
Series 2005-F, Class 2A2, 3.933%, 07-25-2035 (1)	250,321	223,124
Series 2005-J, Class 2A1, 3.841%, 11-25-2035 (1)	51,364	44,014
Series 2006-2, Class A2, 6.000% (1 Month LIBOR USD + 6.000%), 07-25-2046 (2)	282,318	244,431
Series 2006-2, Class A3, 5.445% (1 Month LIBOR USD + 0.600%), 07-25-2046 (2)	869,984	674,090
Series 2007-2, Class A7, 5.500%, 05-25-2037	79,535	60,351
Series 2007-3, Class 1A1, 6.000%, 09-25-2037	471,717	409,688
Bayview Commercial Asset Trust
Series 2006-1A, Class B1, 6.420% (1 Month USD LIBOR + 1.575%), 04-25-2036 (2)(3)	191,527	172,030
BCAP LLC Trust
Series 2008-IND2, Class A2, 3.457%, 04-25-2038 (1)	975,330	724,349
Bear Stearns Adjustable Rate Mortgage Trust
Series 2003-4, Class 3A1, 3.566%, 07-25-2033 (1)(a)	65,068	57,585
Series 2003-6, Class 1B1, 3.834%, 08-25-2033 (1)	259,636	198,190
Series 2006-4, Class 2A1, 3.857%, 10-25-2036 (1)(a)	162,590	121,536
Series 2007-2, Class 4A1, 6.180% (1 Year CMT Rate + 2.200%), 12-25-2046 (2)	924,219	754,806
Bear Stearns Alt-A Trust
Series 2004-5, Class M, 4.121%, 06-25-2034 (1)	528,794	431,124

The accompanying notes are an integral part of these financial statements.

Regan Total Return Income Fund
Schedule of Investments
March 31, 2023 (Unaudited)

	Principal Amount	Value

Series 2005-7, Class 23A1, 3.588%, 09-25-2035 (1)	$253,664	$106,371
Series 2005-9, Class 26A1, 3.613%, 11-25-2035 (1)	503,704	327,928
Series 2006-5, Class 2A2, 3.841%, 08-25-2036 (1)	1,263,563	635,586
Bear Stearns Asset Backed Securities Trust
Series 2007-AC4, Class A2, 10.341% (1 Month USD LIBOR + 27.300%), 05-25-2037 (2)	645,295	605,803
Series 2007-AC5 A-2, 6.000%, 07-25-2037	5,637,758	1,775,150
Charlie Mac
Series 2004-1, Class A8, 5.395% (1 Month USD LIBOR + 0.550%), 08-25-2034 (2)	31,799	28,453
Chase Mortgage Finance Corporation
Series 2004-S2, Class 2A4, 5.500%, 02-25-2034	241,331	231,235
Series 2005-A1, Class 3A1, 3.939%, 12-25-2035 (1)	119,057	98,522
Series 2007-S1, Class A1, 5.445% (1 Month USD LIBOR + 0.600%), 02-25-2037 (2)	6,455,759	1,961,387
Series 2007-A1, Class 11M1, 3.713%, 03-25-2037 (1)	116,866	104,871
Series 2007-S3, Class 1A1, 5.445% (1 Month LIBOR USD + 0.600%), 05-25-2037 (2)	3,473,994	1,146,212
Series 2007-A3, Class 1A7, 4.180%, 12-25-2037 (1)	143,923	114,742
ChaseFlex Trust
Series 2007-1, Class 2A6, 6.000%, 02-25-2037	1,894,459	740,211
Series 2007-3, Class 1A2, 5.305% (1 Month USD LIBOR + 0.460%), 07-25-2037 (2)	885,795	264,685
Series 2007-M1, Class 1A1, 5.145% (1 Month USD LIBOR + 0.300%), 08-25-2037 (2)	339,936	297,237
Chevy Chase Mortgage Funding Corp.
Series 2003-4, Class A1, 5.525% (1 Month LIBOR USD + 0.680%), 10-25-2034 (2)(3)	170,372	156,589
Series 2004-3, Class A1, 5.095% (1 Month LIBOR USD + 0.250%), 08-27-2035 (2)(3)	320,886	284,204
Series 2005-1A, Class A2, 5.045% (1 Month USD LIBOR + 0.200%), 01-25-2036 (2)(3)	368,809	320,714
Series 2005-2A, Class A2, 5.075% (1 Month USD LIBOR + 0.230%), 05-25-2036 (2)(3)	146,487	122,524
Series 2006-1, Class A1, 4.995% (1 Month LIBOR USD + 0.150%), 12-25-2046 (2)(3)(a)	472,785	366,881
Series 2006-2, Class A2, 5.025% (1 Month LIBOR USD + 0.180%), 04-25-2047 (2)(3)(a)	529,384	413,979
Series 2006-4A, Class A2, 5.025% (1 Month USD LIBOR + 0.180%), 11-25-2047 (2)(3)	67,642	50,163
CHNGE Mortgage Trust 2022-1
Series 2022-1, Class A1, 3.007%, 01-25-2067 (1)(3)	158,904	141,939
CIM Trust
Series 2019-INV1, Class A2, 5.617% (1 Month LIBOR USD + 1.000%), 02-25-2049 (2)(3)	235,413	224,894
Citicorp Mortgage Securities Inc.
Series 2006-3 1A4, Class 1A4, 6.000%, 06-25-2036	1,457,447	1,273,234
Series 2006-4 1A4, Class 1A4, 6.000%, 08-25-2036	1,113,029	1,001,116
Series 2007-5, Class 1A9, 6.000%, 06-25-2037	61,328	52,563
Citigroup Mortgage Loan Trust Inc
Series 2004-2, Class 1A1, 6.500%, 09-25-2033 (3)	311,546	293,522
Series 2005-7, Class 2A3A, 3.621%, 11-25-2035 (1)	136,396	88,930
Series 2005-9, Class 1A1, 5.105% (1 Month LIBOR USD + 0.260%), 10-25-2035 (2)	1,045,778	836,476
Series 2005-9, Class 21A2, 5.500%, 10-25-2035	181,829	173,510
Series 2006-AR1, Class 2A1, 6.380% (1 Month USD LIBOR + 2.400%), 03-25-2036 (2)	59,780	53,268
Series 2006-WF1, Class A2C, 4.605%, 03-25-2036 (4)	434,485	208,820
Series 2007-10, Class 2A4A, 3.734%, 09-25-2037 (1)	182,272	159,031
Series 2007-10, Class 22AA, 3.890%, 09-25-2037 (1)	32,066	27,289
Series 2007-9, Class 3A1, 6.500%, 06-25-2037 (3)	624,108	520,400
Series 2007-AR1, Class A4, 5.265% (1 Month USD LIBOR + 0.420%), 01-25-2037 (2)	5,929,947	1,060,844
Series 2007-OPX1, Class A2, 5.045% (1 Month USD LIBOR + 0.200%), 01-25-2037 (2)	1,274,933	587,888
Series 2021-INV2, Class A3A, 2.500%, 05-25-2051 (1)(3)	342,742	277,354
CitiMortgage Alternative Loan Trust
Series 2006-A1, Class 1A5, 5.500%, 04-25-2036	234,129	209,992
Series 2006-A7, Class 1A9, 5.495% (1 Month LIBOR USD + 0.650%), 12-25-2036 (2)	318,987	253,747
Series 2006-A7, Class 1A1, 6.000%, 12-25-2036 (2)	417,096	350,757
Series 2006-A7, Class 1A12, 6.000%, 12-25-2036	363,674	310,549
Series 2007-A5, Class 1A3, 5.345% (1 Month LIBOR USD + 0.500%), 05-25-2037 (2)	319,170	252,946
Series 2007-A6, Class 1A3, 6.000%, 06-25-2037	821,051	708,674
Countrywide Alternative Loan Trust
Series 2003-J2, Class M, 6.000%, 10-25-2033	178,397	165,139
Series 2004-28CB, Class 2A5, 5.245% (1 Month USD LIBOR + 0.400%), 01-25-2035 (2)	183,796	173,276

The accompanying notes are an integral part of these financial statements.

Regan Total Return Income Fund
Schedule of Investments
March 31, 2023 (Unaudited)

	Principal Amount	Value

Series 2004-34T1, Class A2, 5.500%, 02-25-2035 (a)	$384,563	$311,496
Series 2005-17, Class 2A1, 5.325% (1 Month LIBOR USD + 0.480%), 07-25-2035 (2)	785,418	610,256
Series 2005-19CB, Class A2, 6.280% (1 Month USD LIBOR + 16.940%), 06-25-2035 (2)	69,709	58,507
Series 2005-2, Class 2A1, 4.516%, 03-25-2035 (1)	88,596	74,405
Series 2005-24, Class 4A2, 5.378% (1 Month LIBOR USD + 0.600%), 07-20-2035 (2)(a)	498,883	291,847
Series 2005-27, Class 1A6, 6.075% (1 Month LIBOR USD + 1.230%), 08-25-2035 (2)	475,940	368,168
Series 2005-38, Class A3, 5.545% (1 Month LIBOR USD + 0.700%), 09-25-2035 (2)(a)	213,453	172,897
Series 2005-42CB, Class A2, 5.495% (1 Month LIBOR USD + 0.650%), 10-25-2035 (2)	954,302	601,129
Series 2005-42CB, Class A4, 5.500% (1 Month LIBOR USD + 0.680%), 10-25-2035 (2)	1,260,315	796,360
Series 2005-42CB, Class A1, 5.500% (1 Month LIBOR USD + 0.680%), 10-25-2035 (2)	3,390,451	2,142,337
Series 2005-49CB, Class A7, 5.500%, 11-25-2035	678,933	462,463
Series 2005-51, Class 3A2A, 4.428% (12 Month US Treasury Average + 1.290%), 11-20-2035 (2)	832,327	669,553
Series 2005-57CB, Class 3A3, 5.500%, 12-25-2035	189,477	101,172
Series 2005-70CB, Class A4, 5.500%, 12-25-2035	263,336	181,854
Series 2005-76, Class 2A1, 4.138% (12 Month US Treasury Average + 1.000%), 02-25-2036 (2)(a)	23,844	17,979
Series 2005-J1, Class 2A1, 5.500%, 02-25-2025	11,655	11,297
Series 2005-J10, Class 1A4, 5.475% (1 Month LIBOR USD + 0.630%), 10-25-2035 (2)	1,248,793	785,276
Series 2005-J10, Class 1A13, 5.500% (1 Month LIBOR USD + 0.700%), 10-25-2035 (2)	353,028	222,069
Series 2005-J10, Class 1A9, 5.500% (1 Month LIBOR USD + 0.700%), 10-25-2035 (2)	1,200,763	755,330
Series 2005-J8, Class 1A5, 5.500%, 07-25-2035	155,955	118,742
Series 2006-17T1, Class A1, 6.250%, 06-25-2036	863,866	366,085
Series 2006-24CB, Class A19, 5.345% (1 Month LIBOR USD + 0.500%), 08-25-2036 (2)	1,851,415	841,243
Series 2006-24CB, Class A13, 5.195% (1 Month USD LIBOR + 0.350%), 08-25-2036 (2)	493,750	219,696
Series 2006-24CB, Class A22, 6.000%, 08-25-2036	451,230	260,978
Series 2006-24CB, Class A9, 6.000%, 08-25-2036	591,028	341,833
Series 2006-26CB, Class A20, 5.195% (1 Month LIBOR USD + 0.350%), 09-25-2036 (2)	1,576,864	647,643
Series 2006-32CB, Class A3, 6.000%, 11-25-2036	368,805	231,580
Series 2006-34, Class A5, 6.250%, 11-25-2046	809,107	409,020
Series 2006-39CB, Class 2A1, 5.295% (1 Month LIBOR USD + 0.450%), 01-25-2037 (2)	4,006,489	502,615
Series 2006-40T1, Class 2A4, 6.000%, 12-25-2036	2,163,048	643,717
Series 2006-41CB, Class 1A7, 6.000%, 01-25-2037	312,931	178,758
Series 2006-46, Class A2, 5.365% (1 Month LIBOR USD + 0.520%), 02-25-2047 (2)	453,833	170,883
Series 2006-8T1, Class 1A4, 6.000%, 04-25-2036 (a)	73,903	32,702
Series 2006-HY13, Class 4A1, 3.973%, 02-25-2037 (1)	506,292	417,993
Series 2006-J1, Class 2A1, 7.000%, 02-25-2036	957,459	116,376
Series 2006-J2, Class A2, 0.655% (1 Month LIBOR USD + 5.500%), 04-25-2036 (2)	2,221,955	265,124
Series 2006-J5, Class 1A5, 6.500%, 09-25-2036	242,007	138,663
Series 2007-11T1, Class A35, 5.175% (1 Month LIBOR USD + 0.330%), 05-25-2037 (2)	3,278,109	1,142,003
Series 2007-16CB, Class 2A2, 14.206% (1 Month LIBOR USD + 54.583%), 08-25-2037 (2)	733,607	1,142,902
Series 2007-16CB, Class 1A5, 5.245% (1 Month LIBOR USD + 0.400%), 08-25-2037 (2)	1,595,758	1,037,947
Series 2007-16CB, Class 1A2, 5.245% (1 Month USD LIBOR + 0.400%), 08-25-2037 (2)	1,074,286	698,572
Series 2007-17CB, Class 1A10, 7.612% (1 Month LIBOR USD + 29.900%), 08-25-2037 (2)	730,488	739,462
Series 2007-22, Class 2A16, 6.500%, 09-25-2037	1,087,224	457,135
Series 2007-24, Class A6, 5.845% (1 Month USD LIBOR + 1.000%), 10-25-2037 (2)	226,230	56,032
Series 2007-24, Class A7, 1.155% (1 Month USD LIBOR + 6.000%), 10-25-2037 (2)	226,230	32,879
Series 2007-25, Class 1A2, 6.500%, 11-25-2037	1,266,384	637,239
Series 2007-2CB, Class 2A1, 5.445% (1 Month LIBOR USD + 0.600%), 03-25-2037 (2)	315,486	137,129
Series 2007-3T1, Class 1A2, 5.345% (1 Month USD LIBOR + 0.500%), 04-25-2037 (2)	1,730,231	581,092
Series 2007-9T1, Class 1A4, 5.345% (1 Month USD LIBOR + 0.500%), 05-25-2037 (2)	1,194,967	454,269
Series 2007-9T1, Class 1A5, 0.655% (1 Month USD LIBOR + 5.500%), 05-25-2037 (2)	1,194,967	122,552
Series 2007-J1, Class 2A6, 5.445% (1 Month USD LIBOR + 0.600%), 03-25-2037 (2)	1,886,915	569,179
Series 2007-OA2, Class 1A1, 3.978% (1 Month USD LIBOR + 0.840%), 03-25-2047 (2)	340,193	274,622
Series 2007-OH1, Class A1D, 5.055% (1 Month LIBOR USD + 0.210%), 04-25-2047 (2)	80,595	60,551
Countrywide Alternative Loan Trust Resecuritization
Series 2008-2R, Class 4A1, 6.250%, 08-25-2037 (1)	1,203,114	645,697
Countrywide Home Loans
Series 2003-48, Class 2A3, 4.202%, 10-25-2033 (1)	401,221	192,997
Series 2004-25, Class 2A1, 5.525% (1 Month LIBOR USD + 0.680%), 02-25-2035 (2)	565,920	466,633

The accompanying notes are an integral part of these financial statements.

Regan Total Return Income Fund
Schedule of Investments
March 31, 2023 (Unaudited)

	Principal Amount	Value

Series 2004-J3, Class A7, 5.500%, 05-25-2034	$243,540	$235,100
Series 2005-15, Class A5, 5.500%, 08-25-2035	480,682	280,618
Series 2005-16, Class A28, 5.500%, 09-25-2035	1,942,829	1,262,744
Series 2005-17, Class 1A8, 5.500%, 09-25-2035	701,896	639,008
Series 2005-19, Class 2A1, 5.195% (1 Month USD LIBOR + 0.350%), 08-25-2035 (2)	337,819	72,519
Series 2005-2, Class 2A1, 5.485% (1 Month LIBOR USD + 0.640%), 03-25-2035 (2)	124,465	109,192
Series 2005-21, Class A2, 5.500%, 10-25-2035	193,857	118,285
Series 2005-25, Class A17, 5.500%, 11-25-2035	402,165	209,395
Series 2005-31, Class 2A1, 3.209%, 01-25-2036 (1)	219,809	173,145
Series 2005-HYB10, Class 5A1, 3.914%, 02-20-2036 (1)	1,225,996	928,805
Series 2005-HYB8, Class 4A1, 3.867%, 12-20-2035 (1)	148,452	122,349
Series 2005-J3, Class 1A3, 6.000% (1 Month LIBOR USD + 1.350%), 09-25-2035 (2)	1,390,827	975,969
Series 2006-10, Class 1A11, 5.850%, 05-25-2036	174,562	84,336
Series 2007-1, Class A2, 6.000%, 03-25-2037	1,423,108	718,585
Series 2007-10, Class A6, 6.000%, 07-25-2037	399,962	89,757
Series 2007-17, Class 1A1, 6.000%, 10-25-2037	313,889	239,971
Series 2007-20, Class A1, 6.500%, 01-25-2038 (a)	122,750	56,219
Series 2007-3, Class A16, 6.000%, 04-25-2037	517,614	272,267
Series 2007-HY1, Class 1A1, 3.752%, 04-25-2037 (1)	492,471	431,109
Credit Suisse First Boston Mortgage Securities
Series 2001-28, Class 1A1, 5.495% (1 Month LIBOR USD + 0.650%), 11-25-2031 (2)	108,078	62,894
Series 2002-18, Class 2A1, 7.500%, 06-25-2032	100,982	92,129
Series 2002-9, Class 1A1, 7.000%, 03-25-2032	910,853	838,891
Series 2004-6, Class 4A12, 5.245% (1 Month USD LIBOR + 0.400%), 10-25-2034 (2)	129,382	119,373
Series 2005-10, Class 10A3, 6.000%, 11-25-2035	197,147	56,860
Series 2005-10, Class 6A7, 5.500%, 11-25-2035	253,869	113,000
Series 2005-11, Class 8A5, 6.000%, 12-25-2035 (a)	125,295	92,091
Series 2005-11, Class 1A1, 6.500%, 12-25-2035	1,144,050	597,709
Series 2005-11, Class 3A5, 5.500%, 12-25-2035	196,868	86,153
Series 2005-4, Class 2A4, 5.500%, 06-25-2035	559,227	421,380
Series 2005-7, Class 2A2, 5.145% (1 Month USD LIBOR + 0.300%), 08-25-2035 (2)	1,070,360	438,990
Series 2005-8, Class 5A1, 6.200% (1 Month LIBOR USD + 19.525%), 09-25-2035 (2)	950,129	507,100
Series 2005-9, Class 3A1, 6.000%, 10-25-2035	3,073,584	1,016,828
Series 2005-9, Class 4A1, 6.200% (1 Month LIBOR USD + 19.525%), 10-25-2035 (2)	472,878	472,702
Series 2005-9, Class 1A3, 5.250%, 10-25-2035	177,266	159,669
Credit Suisse Mortgage Trust
Series 2006-2, Class 2A3, 6.000%, 03-25-2036 (a)	72,895	28,137
Series 2006-2, Class 6A8, 5.750%, 03-25-2036	214,224	115,107
Series 2006-3, Class 1A4B, 6.664%, 04-25-2036 (4)	2,008,353	138,867
Series 2006-3, Class 1A3, 6.810%, 04-25-2036 (4)	9,650,000	674,881
Series 2006-6, Class 1A12, 6.000%, 07-25-2036	1,879,758	992,792
Series 2006-6, Class 1A8, 6.000%, 07-25-2036	1,258,753	666,058
Series 2006-6, Class 2A4, 6.500%, 07-25-2036	4,500,307	1,306,354
Series 2007-3, Class 1A2, 5.587%, 04-25-2037 (1)	3,343,751	779,767
Series 2007-4, Class 2A2, 6.000%, 06-25-2037	102,673	60,073
Series 2007-4R, Class 1A1, 5.494%, 10-26-2036 (1)(3)	74,405	63,145
Series 2007-5, Class 3A19, 6.000%, 08-25-2037	230,390	176,105
Series 2013-6, Class 2A1, 3.500%, 08-25-2043 (1)(3)	623,948	543,458
Series 2013-6, Class 1A1, 2.500%, 07-25-2028 (1)(3)	46,736	43,581
CSAB Mortgage Backed Trust
Series 2006-1, Class A3, 5.325% (1 Month USD LIBOR + 0.480%), 06-25-2036 (2)	5,011,249	850,046
Series 2007-1, Class 4A1, 5.195% (1 Month LIBOR USD + 0.350%), 05-25-2037 (2)	8,179,712	964,316
CSAB Mortgage-Backed Trust
Series 2007-1, Class 1A1A, 5.898%, 05-25-2037 (1)	2,166,357	553,059
Deephaven Residential Mortgage Trust
Series 2021-2, Class A1, 0.899%, 04-25-2066 (1)(3)	371,796	317,706
Series 2021-2, Class A2, 1.209%, 04-25-2066 (1)(3)	325,509	278,895

The accompanying notes are an integral part of these financial statements.

Regan Total Return Income Fund
Schedule of Investments
March 31, 2023 (Unaudited)

	Principal Amount	Value

Deutsche Alt-A Securities INC Mortgage Loan Trust
Series 2003-1 A1, Class A1, 5.500%, 09-25-2033	$426,082	$426,368
Series 2005-4 A5, Class A5, 5.500%, 09-25-2035 (1)	73,385	64,942
Series 2006-AR5, Class 1A1, 5.105% (1 Month LIBOR USD + 0.260%), 10-25-2036 (2)	946,574	297,919
Series 2007-AR2, Class A4, 5.115% (1 Month LIBOR USD + 0.270%), 03-25-2037 (2)	28,014	29,476
Series 2007-BAR1, Class A4, 5.325% (1 Month LIBOR USD + 0.480%), 03-25-2037 (2)	7,517,050	484,574
Series 2007-OA5, Class A1A, 5.045% (1 Month LIBOR USD + 0.200%), 08-25-2047 (2)(a)	194,509	158,136
Deutsche Alt-B Securities INC Mortgage Loan Trust
Series 2006-AB2, Class A3, 6.270%, 06-25-2036 (1)	1,178,000	991,535
Deutsche Mortgage Securities, Inc.
Series 2004-1, Class 3A5, 6.160%, 09-25-2033 (4)	35,450	33,577
Series 2004-5, Class A4B, 6.125%, 07-25-2034 (4)	40,161	38,468
Series 2006-PR1, Class 5AF1, 5.234% (1 Month USD LIBOR + 0.550%), 04-15-2036 (2)(3)	489,808	385,442
Ellington Financial Mortgage Trust
Series 2020-1, Class A1, 2.006%, 05-25-2065 (1)(3)	22,510	21,466
First Horizon Alternative Mortgage Securities
Series 2005-FA6, Class A7, 5.500%, 09-25-2035	816,402	455,761
Series 2005-AA10, Class 2A1, 4.135%, 12-25-2035 (1)	155,311	120,861
Series 2005-AA11, Class 2A1, 4.147%, 01-25-2036 (1)	412,210	218,241
Series 2006-FA2, Class 1A6, 6.000%, 05-25-2036	349,981	155,565
First Horizon Mortgage Pass-Through Trust
Series 2005-AR3, Class 2A1, 3.875%, 08-25-2035 (1)	184,533	124,466
FirstKey Mortgage Trust
Series 2015-1, Class A3, 3.500%, 03-25-2045 (1)(3)	54,151	49,122
Flagstar Mortgage Trust
Series 2018-6RR, Class 2A4, 4.000%, 10-25-2048 (1)(3)	131,822	127,186
FWD Securitization Trust
Series 2020-INV1, Class A3, 2.440%, 01-25-2050 (1)(3)	271,849	245,876
Galton Funding Mortgage Trust
Series 2019-2, Class A21, 4.000%, 06-25-2059 (1)(3)	73,728	70,391
GCAT
Series 2021-NQM3, Class A1, 1.091%, 05-25-2066 (1)(3)	748,261	610,263
Series 2021-CM2, Class A1, 2.352%, 08-25-2066 (1)(3)	359,242	324,937
GMAC Mortgage Corporation Loan Trust
Series 2005-AR4, Class 2A2, 4.111%, 07-19-2035 (1)	124,719	87,948
GSAA Home Equity Trust
Series 2005-14, Class A1, 5.545% (1 Month LIBOR USD + 0.700%), 12-25-2035 (2)	770,008	317,999
Series 2005-14, Class 2A3, 5.545% (1 Month LIBOR USD + 0.700%), 12-25-2035 (2)(a)	360,013	292,330
Series 2006-10, Class AF3, 5.985%, 06-25-2036 (1)	988,124	260,786
Series 2006-11, Class 2A1, 5.025% (1 Month LIBOR USD + 0.180%), 07-25-2036 (2)	483,419	105,215
Series 2007-5, Class 2A1A, 5.085% (1 Month LIBOR USD + 0.240%), 05-25-2037 (2)(a)	288,190	244,097
GSMPS Mortgage Loan Trust
Series 2005-RP1, Class 1AF, 5.195% (1 Month LIBOR USD + 0.350%), 01-25-2035 (2)(3)(a)	34,594	28,661
Series 2005-RP3, Class 1AF, 5.195% (1 Month USD LIBOR + 0.350%), 09-25-2035 (2)(3)	497,294	420,763
Series 2006-RP1, Class 1AF2, 5.195% (1 Month LIBOR USD + 0.350%), 01-25-2036 (2)(3)	646,115	521,727
GSR Mortgage Loan Trust
Series 2004-2F, Class 1A4, 5.500%, 01-25-2034	29,432	28,844
Series 2005-1F, Class 4A1, 5.145% (1 Month USD LIBOR + 0.300%), 01-25-2035 (2)	355,347	322,755
Series 2005-6F, Class 3A11, 5.145% (1 Month LIBOR USD + 0.300%), 07-25-2035 (2)	636,123	486,540
Series 2005-9F, Class 1A6, 5.500%, 12-25-2035	383,356	317,570
Series 2005-AR5, Class 2A3, 3.765%, 10-25-2035 (1)	24,247	13,638
Series 2005-AR6, Class B1, 4.184%, 09-25-2035 (1)	93,482	79,465
Series 2006-10F, Class 4A1, 5.195% (1 Month LIBOR USD + 0.350%), 01-25-2037 (2)	1,692,630	235,738
Series 2006-3F, Class 2A3, 5.750%, 03-25-2036	423,045	389,211
Series 2006-4F, Class 4A2, 2.305% (1 Month LIBOR USD + 7.150%), 05-25-2036 (2)	9,550,098	1,144,551
Series 2006-7F, Class 4A2, 6.500%, 08-25-2036	1,731,836	634,244
Series 2006-AR1, Class 3A1, 3.664%, 01-25-2036 (1)	60,758	65,128
Series 2006-AR2, Class 3A1, 4.253%, 04-25-2036 (1)	541,307	357,126

The accompanying notes are an integral part of these financial statements.

Regan Total Return Income Fund
Schedule of Investments
March 31, 2023 (Unaudited)

	Principal Amount	Value

Series 2006-OA1, Class 2A2, 5.365% (1 Month LIBOR USD + 0.520%), 08-25-2046 (2)	$3,306,688	$871,354
Series 2007-AR2, Class 1A1, 3.163%, 05-25-2037 (1)	879,929	485,573
Series 2007-OA1, Class 2A3A, 5.155% (1 Month USD LIBOR + 0.310%), 05-25-2037 (2)	452,453	315,321
HarborView Mortgage Loan Trust
Series 2004-8, Class 2A3, 5.581% (1 Month LIBOR USD + 0.820%), 11-19-2034 (2)	267,616	222,976
Series 2004-8, Class 2A4A, 5.561% (1 Month USD LIBOR + 0.800%), 11-19-2034 (2)	283,721	257,941
Series 2005-14, Class 3A1A, 4.373%, 12-19-2035 (1)	53,971	50,346
Series 2005-14, Class 4A1A, 3.796%, 12-19-2035 (1)	1,443,134	764,583
Series 2005-16, Class 1A1A, 5.261% (1 Month USD LIBOR + 0.500%), 01-19-2036 (2)	6,272,503	1,855,750
Series 2005-16, Class 3A1A, 5.261% (1 Month LIBOR USD + 0.500%), 01-19-2036 (2)	2,180,261	1,323,021
Series 2006-4, Class 1A2A, 5.141% (1 Month LIBOR USD + 0.380%), 05-19-2046 (2)	735,508	368,096
Series 2006-5, Class 2A1A, 5.121% (1 Month USD LIBOR + 0.360%), 07-19-2046 (2)	1,569,342	805,955
Series 2006-8, Class 1A1, 4.978% (1 Month LIBOR USD + 0.400%), 07-21-2036 (2)	786,508	400,120
Series 2007-4, Class 2A1, 4.981% (1 Month LIBOR USD + 0.440%), 07-19-2047 (2)	364,816	325,145
HSI Asset Loan Obligation
Series 2007-WF1, Class A1, 4.965% (1 Month USD LIBOR + 0.120%), 12-25-2036 (2)	812,319	261,944
Impac CMB Trust
Series 2004-6, Class 2A, 6.060%, 10-25-2034 (4)	199,597	196,869
Series 2004-11, Class 2A1, 5.505% (1 Month USD LIBOR + 0.660%), 03-25-2035 (2)	33,839	30,835
Series 2005-5, Class A1, 5.485% (1 Month LIBOR USD + 0.320%), 08-25-2035 (2)	498,881	441,641
Impac Secured Assets Corp.
Series 2005-2, Class A2D, 5.705% (1 Month USD LIBOR + 0.860%), 03-25-2036 (2)	52,025	39,948
Series 2007-3, Class A1A, 5.065% (1 Month USD LIBOR + 0.220%), 09-25-2037 (2)	172,293	144,470
IndyMac IMJA Mortgage Loan Trust
Series 2007-A1, Class A3, 6.000%, 08-25-2037	2,734,808	1,149,516
IndyMac IMSC Mortgage Loan Trust
Series 2007-F3, Class 2A1, 6.500%, 09-25-2037	26,640	16,159
IndyMac INDA Mortgage Loan Trust
Series 2006-AR2, Class 1A1, 3.576%, 09-25-2036 (1)(a)	262,321	150,048
Series 2007-AR1, Class 1A1, 3.551%, 03-25-2037 (1)	190,045	151,996
IndyMac INDX Mortgage Loan Trust
Series 2005-AR11, Class A4, 3.465%, 08-25-2035 (1)	712,399	549,330
Series 2005-AR5, Class 1A1, 3.239%, 05-25-2035 (1)	774,716	607,177
Series 2005-AR5, Class 4A1, 3.232%, 05-25-2035 (1)	277,690	195,584
Series 2006-AR19, Class 4A1, 3.321%, 08-25-2036 (1)	1,251,948	1,040,077
Series 2006-AR37, Class 1A1, 3.885%, 02-25-2037 (1)	80,502	63,330
Series 2006-AR5, Class 2A1, 3.149%, 05-25-2036 (1)	1,549,361	1,289,311
Series 2007-AR21IP, Class 1A2, 3.873%, 11-25-2036 (1)	206,728	178,951
Series 2007-AR9, Class 2A1, 3.255%, 06-25-2037 (1)	21,896	12,569
J.P. Morgan Alternative Loan Trust
Series 2006-A2, Class 3A1, 3.231%, 05-25-2036 (1)	781,351	439,974
Series 2006-A6, Class 2A6, 3.399%, 11-25-2036 (1)	938,185	712,537
Series 2006-S1, Class 3A5, 5.730%, 03-25-2036 (1)	58,915	57,206
Series 2006-S3, Class A5, 6.920%, 08-25-2036 (4)	1,103,529	854,333
Series 2007-A2, Class 2A1, 4.200%, 05-25-2037 (1)	178,441	144,418
JP Morgan Alternative Loan Trust
Series 2006-A4, Class A8, 3.532%, 09-25-2036 (1)	10,705	11,247
JP Morgan Mortgage Trust
Series 2004-A1, Class 5A1, 4.240%, 02-25-2034 (1)	70,652	67,890
Series 2004-A3, Class 1A1, 3.319%, 07-25-2034 (1)	28,815	25,316
Series 2005-A1, Class 3A4, 3.859%, 02-25-2035 (1)	37,136	34,232
Series 2005-A2, Class 2A1, 3.580%, 04-25-2035 (1)	86,826	68,618
Series 2005-A8, Class 1A1, 3.902%, 11-25-2035 (1)	1,160,750	932,175
Series 2006-A4, Class 5A1, 3.633%, 06-25-2036 (1)	142,840	103,166
Series 2007-A1, Class 5A6, 3.999%, 07-25-2035 (1)	156,127	143,910
Series 2007-S1, Class 2A22, 5.750%, 03-25-2037	310,855	134,909
Series 2007-S3, Class 1A18, 5.345% (1 Month USD LIBOR + 0.500%), 08-25-2037 (2)	870,790	305,264
Series 2014-IVR6, Class 2A4, 5.682%, 08-25-2044 (1)(3)	25,145	25,045

The accompanying notes are an integral part of these financial statements.

Regan Total Return Income Fund
Schedule of Investments
March 31, 2023 (Unaudited)

	Principal Amount	Value

Series 2016-2, Class A1, 6.005%, 06-25-2046 (1)(3)	$19,575	$18,099
Series 2017-4, Class A3, 3.500%, 11-25-2048 (1)(3)	6,641	6,088
Series 2019-INV1, Class A11, 5.567% (1 Month LIBOR USD + 0.950%), 09-25-2049 (2)(3)	17,496	16,751
Series 2020-LTV1, Class A11, 5.617% (1 Month LIBOR USD + 1.000%), 06-25-2050 (2)(3)	54,546	53,417
Lehman Mortgage Trust
Series 2006-2, Class 1A1, 5.898%, 04-25-2036 (1)	108,903	71,957
Series 2006-3, Class 1A10, 6.000%, 07-25-2036	1,281,087	642,199
Series 2006-7, Class 2A5, 1.705% (1 Month LIBOR USD + 6.550%), 11-25-2036 (2)	7,991,628	950,351
Series 2006-9, Class 1A2, 5.445% (1 Month LIBOR USD + 0.600%), 01-25-2037 (2)	1,193,093	633,508
Series 2007-1, Class 2A3, 1.785% (1 Month USD LIBOR + 6.630%), 02-25-2037 (2)	8,546,573	935,801
Series 2007-10, Class 2A1, 6.500%, 01-25-2038	1,166,483	351,879
Series 2007-3, Class 1A2, 1.855% (1 Month LIBOR USD + 6.700%), 04-25-2037 (2)(a)	1,421,443	194,453
Series 2007-3, Class 1A3, 5.145% (1 Month USD LIBOR + 0.300%), 04-25-2037 (2)	1,471,701	352,776
Series 2007-5, Class 1A3, 5.750%, 06-25-2037	441,125	398,064
Series 2007-6, Class 1A7, 6.000%, 07-25-2037	539,523	484,922
Series 2007-7, Class 1A1, 5.345% (1 Month USD LIBOR + 0.500%), 08-25-2037 (2)	737,529	380,718
Series 2008-2, Class 1A1, 6.000%, 03-25-2038 (a)	174,172	54,429
Series 2008-4, Class A1, 5.225% (1 Month LIBOR USD + 0.380%), 01-25-2037 (2)	3,659,088	1,084,681
Lehman XS Trust
Series 2006-10N, Class 2A1, 5.085% (1 Month LIBOR USD + 0.240%), 05-25-2036 (2)(a)	220,149	196,637
Series 2007-6, Class 1A1, 6.521% (1 Month USD LIBOR + 1.250%), 05-25-2037 (2)	561,819	430,477
MASTR Adjustable Rate Mortgages Trust
Series 2004-4, Class 2A3, 3.664%, 05-25-2034 (1)	209,451	189,819
Series 2005-6, Class 7A1, 3.721%, 06-25-2035 (1)	315,299	272,898
Series 2005-6, Class 5A1, 2.871%, 07-25-2035 (1)	168,331	141,158
Series 2005-7, Class 3A1, 3.483%, 09-25-2035 (1)	356,938	217,496
Series 2006-2, Class 2A1, 4.162%, 04-25-2036 (1)	59,675	32,877
Series 2006-OA1, Class 1A1, 5.055% (1 Month LIBOR USD + 0.210%), 04-25-2046 (2)	172,881	146,168
Series 2007-2, Class A1, 5.145% (1 Month LIBOR USD + 0.300%), 03-25-2047 (2)	1,018,373	863,312
MASTR Alternative Loan Trust
Series 2003-4, Class 3A1, 6.000%, 06-25-2033	18,813	18,692
Series 2004-8, Class 1A1, 6.500%, 09-25-2034	29,016	29,153
Series 2004-13, Class 10A3, 5.750%, 01-25-2035	496,947	406,291
Series 2005-4, Class 5A1, 6.000%, 05-25-2035	646,287	560,139
Series 2006-3, Class 2A2, 6.750%, 07-25-2036	1,065,181	394,300
Series 2007-1, Class 2A7, 6.000%, 10-25-2036	983,524	305,244
MASTR Alternative Loans Trust
Series 2003-6, Class 3A3, 6.000%, 09-25-2033	44,659	42,471
Series 2004-12, Class 2A1, 6.500%, 12-25-2034	59,850	57,921
MASTR Asset Securitization Trust
Series 2004-4, Class 1A7, 5.250%, 12-26-2033	237,103	207,290
MASTR Resecuritization Trust
Series 2008-1, Class A1, 6.000%, 09-27-2037 (1)(3)(a)	470,221	312,109
Mello Mortgage Capital Acceptance Trust
Series 2021-INV2, Class A4, 2.500%, 08-25-2051 (1)(3)	45,748	39,313
Merrill Lynch Mortgage Backed Securities Trust
Series 2007-2, Class 1A1, 7.430% (1 Month USD LIBOR + 2.400%), 08-25-2036 (2)	434,426	374,249
MFRA Trust
Series 2020-NQM3, Class A1, 1.014%, 01-26-2065 (1)(3)	19,389	16,820
Series 2021-INV2, Class A1, 1.906%, 11-25-2056 (1)(3)	165,932	141,114
MLCC Mortgage Investors Inc
Series 2006-3, Class 2A1, 3.739%, 10-25-2036 (1)	742,370	626,848
Morgan Stanley Capital Inc
Series 2006-16AX, Class 1A, 5.185% (1 Month LIBOR USD + 0.340%), 11-25-2036 (2)	2,961,283	536,966
Morgan Stanley Mortgage Loan Trust
Series 2004-11AR, Class 1A2A, 5.155% (1 Month LIBOR USD + 0.310%), 01-25-2035 (2)	90,735	78,766
Series 2004-5AR, Class 2A, 3.543%, 07-25-2034 (1)	32,258	28,638

The accompanying notes are an integral part of these financial statements.

Regan Total Return Income Fund
Schedule of Investments
March 31, 2023 (Unaudited)

	Principal Amount	Value

Series 2005-10, Class 1A1, 5.545% (1 Month LIBOR USD + 0.700%), 12-25-2035 (2)	$310,582	$194,765
Series 2005-10, Class 1A5, 5.750%, 12-25-2035	30,509	21,975
Series 2005-4, Class 4A, 4.637%, 08-25-2035 (1)	36,346	18,153
Series 2005-7, Class 7A6, 5.500%, 11-25-2035	141,441	129,872
Series 2005-9AR, Class 2A, 4.134%, 12-25-2035 (1)	347,492	311,397
Series 2006-12XS, Class A4, 6.512%, 10-25-2036 (4)	4,111,561	976,677
Series 2006-17XS, Class A6, 6.077%, 10-25-2046 (4)	1,989,580	490,870
Series 2006-3AR, Class 2A3, 3.886%, 03-25-2036 (1)	731,296	473,455
Series 2006-7, Class 3A, 5.154%, 06-25-2036 (1)	104,255	69,279
Series 2007-10XS, Class A19, 6.000%, 02-25-2047 (1)	549,283	227,866
Series 2007-11AR, Class 2A3, 2.724%, 06-25-2037 (1)(a)	449,147	235,802
Series 2007-14AR, Class 3A3, 3.815%, 10-25-2037 (1)	320,547	287,598
Series 2007-7AX, Class 1A, 5.285% (1 Month LIBOR USD + 0.440%), 04-25-2037 (2)	2,088,280	513,542
Morgan Stanley ReRemic Trust
Series 2013-R3, Class 6B2, 3.489%, 12-29-2036 (1)(3)	352,528	293,241
MortgageIT Trust
Series 2005-1, Class 2A, 5.912% (1 Month LIBOR USD + 1.250%), 02-25-2035 (2)	65,351	61,214
New Residential Mortgage Loan Trust
Series 2019-NQM4, Class A2, 2.644%, 09-25-2059 (1)(3)	210,846	192,796
NMLT Trust
Series 2021-INV1, Class A1, 1.185%, 05-25-2056 (1)(3)	1,878,769	1,559,593
Nomura Asset Acceptance Corporation
Series 2005-WF1, Class 1A1, 5.653%, 03-25-2035 (1)	24,972	24,623
Series 2007-1, Class 1A1A, 5.995%, 03-25-2047 (4)	835,245	787,394
Series 2007-2, Class A1B, 6.017%, 04-25-2047 (1)	1,236,292	1,045,063
Series A-5, Class A5, 6.757%, 06-25-2036 (4)	941,500	261,817
Oceanview Mortgage Loan Trust
Series 2020-1, Class A1A, 1.733%, 05-31-2050 (1)(3)	461,691	415,161
Onslow Bay Financial LLC
Series 2021-INV2, Class A3, 2.500%, 10-25-2051 (1)(3)	530,418	429,224
Series 2021-NQM2, Class A1, 1.101%, 05-25-2061 (1)(3)	3,964,312	3,127,297
PHH Alternative Mortgage Trust
Series 2007-2, Class 3A1, 6.000%, 05-25-2037	264,356	230,767
PHHMC Mortgage Pass Through Certificates
Series 2007-3, Class A3, 4.281%, 06-18-2037 (1)	7,828	7,376
Prime Mortgage Trust
Series 2005-4, Class 2A9, 5.500%, 10-25-2035	80,087	73,011
Series 2006-1, Class 3A1, 5.195% (1 Month LIBOR USD + 0.350%), 06-25-2036 (2)	1,615,193	1,110,640
Series 2006-DR1, Class 2A2, 6.000%, 05-25-2035 (3)	483,841	396,355
PRKCM Trust
Series 2021-AFC2, Class A1, 2.071%, 11-25-2056 (1)(3)	427,698	354,633
RAAC Series
Series 2004-SP3, Class AI4, 5.739%, 09-25-2034 (4)	361,286	354,701
Series 2005-SP1, Class 1A1, 5.000%, 09-25-2034	135,858	124,664
RBSGC Mortgage Pass Through Certificates
Series 2008-A, Class A1, 5.500%, 11-25-2035 (1)(3)	258,733	218,432
RBSSP Resecuritization Trust
Series 2009-12, Class 17A2, 3.990%, 10-26-2035 (1)(3)	598,076	563,671
Series 2009-12, Class 9A2, 3.852%, 03-26-2036 (1)(3)	380,656	335,573
Residential Accredit Loans, Inc.
Series 2005-QA9, Class CB11, 3.902%, 08-25-2035 (1)	122,841	103,181
Series 2005-QS10, Class 3A3, 5.500%, 08-25-2035	780,656	576,878
Series 2005-QS11, Class A3, 0.155% (1 Month LIBOR USD + 5.000%), 07-25-2035 (2)	398,207	18,910
Series 2005-QS13, Class 2A3, 5.750%, 09-25-2035	2,170,503	1,858,251
Series 2005-QS14, Class 3A3, 6.000%, 09-25-2035	393,110	342,899
Series 2005-QS5, Class A1, 5.245% (1 Month LIBOR USD + 0.400%), 04-25-2035 (2)	1,771,593	1,365,514
Series 2005-QS7, Class A1, 5.500%, 06-25-2035	395,941	328,353

The accompanying notes are an integral part of these financial statements.

Regan Total Return Income Fund
Schedule of Investments
March 31, 2023 (Unaudited)

	Principal Amount	Value

Series 2006-QS1, Class A5, 5.755% (1 Month LIBOR USD + 0.910%), 01-25-2036 (2)	$456,735	$322,102
Series 2006-QS12, Class 2A7, 5.495% (1 Month LIBOR USD + 0.650%), 09-25-2036 (2)	358,539	243,130
Series 2006-QS13, Class 1A10, 6.000%, 09-25-2036	550,294	414,957
Series 2006-QS2, Class 1A2, 5.345% (1 Month LIBOR USD + 0.500%), 02-25-2036 (2)	420,660	302,992
Series 2006-QS2, Class 1A17, 5.325% (1 Month LIBOR USD + 0.480%), 02-25-2036 (2)	552,768	397,766
Series 2006-QS2, Class 1A7, 6.000%, 02-25-2036 (a)	271,920	41,876
Series 2006-QS4, Class A8, 8.000% (1 Month USD LIBOR + 5,143.000%), 04-25-2036 (2)	70,026	60,457
Series 2007-QS1, Class 1A5, 5.395% (1 Month LIBOR USD + 0.550%), 01-25-2037 (2)	3,189,099	2,204,873
Series 2007-QS1, Class 2A2, 5.205% (1 Month LIBOR USD + 0.360%), 01-25-2037 (2)	659,494	433,924
Series 2007-QS5, Class A1, 5.500%, 03-25-2037	623,575	475,673
Series 2007-QS8, Class A3, 5.445% (1 Month USD LIBOR + 0.600%), 06-25-2037 (2)	292,000	198,675
Residential Asset Securitization Trust
Series 2005-A15, Class 2A12, 6.000%, 02-25-2036	738,948	336,568
Series 2005-A15, Class 4A1, 6.000%, 02-25-2036	2,286,563	766,434
Series 2006-A10, Class A4, 6.500%, 09-25-2036	525,327	190,931
Series 2006-A10, Class A5, 6.500%, 09-25-2036	983,295	357,379
Series 2006-A2, Class A11, 6.000%, 01-25-2046	1,713,205	741,351
Series 2006-A2, Class A7, 6.000%, 05-25-2036	858,239	369,641
Series 2006-A7CB, Class 2A5, 5.095% (1 Month USD LIBOR + 0.250%), 07-25-2036 (2)	427,194	75,351
Series 2006-A8, Class 2A2, 6.750%, 08-25-2036	2,000,659	623,994
Series 2006-A8, Class 3A8, 5.595% (1 Month LIBOR USD + 0.750%), 08-25-2036 (2)	507,492	205,794
Series 2007-A3, Class 1A1, 5.295% (1 Month USD LIBOR + 0.450%), 04-25-2037 (2)	2,012,457	770,662
Residential Asset Securitization Trust 2005-A12
Series 2005-A12, Class A3, 5.500%, 11-25-2035	1,931,783	1,050,400
Residential Asset Securitization Trust 2005-A9
Series 2005-A9, Class A3, 5.500%, 07-25-2035	2,439,131	1,516,330
Residential Asset Securitization Trust 2006-A8
Series 2006-A8, Class 2A3, 6.000%, 08-25-2036	911,918	252,820
Series 2006-A8, Class 2A4, 6.500%, 08-25-2036	633,926	190,395
Residential Asset Securitization Trust 2007-A2
Series 2007-A2, Class 1A6, 6.000%, 04-25-2037	1,595,125	934,007
Residential Funding Mtg Sec I
Series 2006-S12, Class 3A7, 5.750%, 12-25-2036	136,728	115,817
Series 2007-S6, Class 2A4, 6.000%, 06-25-2037	1,421,721	1,071,728
Series 2007-SA3, Class 2A1, 4.524%, 07-25-2037 (1)	518,977	401,525
Series 2007-SA4, Class 3A1, 4.849%, 10-25-2037 (1)	117,029	82,932
Salomon Brothers Mortgage Securities VII
Series 1997-HUD1, Class A4, 3.071%, 12-25-2030 (1)(a)	225,370	135,357
Sequoia Mortgage Trust
Series 2007-3, Class 2BA1, 3.314%, 07-20-2037 (1)	885,174	661,710
Series 2013-5, Class A1, 2.500%, 05-25-2043 (1)(3)	234,489	200,256
Series 2013-9, Class AP, , 07-25-2043 (3)	250,828	178,370
Series 2014-1, Class 2A5, 4.000%, 04-25-2044 (1)(3)	99,887	95,144
Series 2015-3, Class A1, 3.500%, 07-25-2045 (1)(3)	524,272	474,806
Series 2018-CH3, Class A2, 4.000%, 08-25-2048 (1)(3)	260,224	252,396
Series 2018-CH3, Class A19, 4.500%, 08-25-2048 (1)(3)(a)	29,301	26,371
Small Business Administration Pools
Series 510847, 7.575% (PRIME + 0.075%), 09-25-2037 (2)(a)	72,948	76,459
Starwood Mortgage Residential Trust
Series 2020-3, Class A1, 1.486%, 04-25-2065 (1)(3)	236,891	221,629
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-17, Class 5A1, 4.697%, 08-25-2035 (1)	512,318	298,445
Series 2005-18, Class 1A1, 3.635%, 09-25-2035 (1)	698,590	496,188
Series 2005-20, Class 1A1, 4.928%, 10-25-2035 (1)	543,151	487,135
Series 2005-23, Class 3A1, 4.115%, 01-25-2036 (1)	94,637	56,991
Series 2007-3, Class 2A1, 3.587%, 04-25-2037 (1)	330,064	295,773
Series 2007-7, Class 1A1, 5.445% (1 Month LIBOR USD + 0.600%), 08-25-2037 (2)	37,817	30,840

The accompanying notes are an integral part of these financial statements.

Regan Total Return Income Fund
Schedule of Investments
March 31, 2023 (Unaudited)

	Principal Amount	Value

Structured Asset Mortgage Investments Inc
Series 2006-AR3, Class 3A1, 5.305% (1 Month LIBOR USD + 0.460%), 02-25-2036 (2)	$666,848	$514,806
Series 2006-AR3, Class 22A1, 3.448%, 05-25-2036 (1)	435,332	231,817
Series 2006-AR3, Class 21A1, 5.245% (1 Month LIBOR USD + 0.400%), 05-25-2036 (2)	868,794	661,142
Series 2006-AR5, Class 3A1, 5.265% (1 Month LIBOR USD + 0.420%), 05-25-2036 (2)	2,000,424	854,990
Structured Asset Securities Corporation
Series 2003-37A, Class 2A, 3.933%, 12-25-2033 (1)	49,283	44,855
Suntrust Adjustable Rate Mortgage Loan Trust
Series 2007-2, Class 2A1, 4.102%, 04-25-2037 (1)	170,401	99,756
Series 2007-4, Class 2A1, 3.653%, 10-25-2037 (1)	141,905	108,003
TBW Mortgage Backed Pass Through Certificates
Series 2006-3, Class 2A1, 6.500%, 07-25-2036	878,625	330,614
Terwin Mortgage Trust
Series 2004-19HE, Class A1, 5.585% (1 Month LIBOR USD + 0.740%), 10-25-2034 (2)(3)	453,347	421,266
Thornburg Mortgage Securities Trust
Series 2005-1, Class A2, 3.673%, 04-25-2045 (1)	198,686	185,947
TIAA Bank Mortgage Loan Trust
Series 2018-3, Class A13, 4.000%, 11-25-2048 (1)(3)	167,289	156,038
Verus Securitization Trust
Series 2021-1, Class A2, 1.052%, 01-25-2066 (1)(3)(a)	125,499	96,006
Washington Mutual Mortgage Pass-Through Certificates
Series 2004-A11, Class A, 4.181%, 10-25-2034 (1)	141,032	125,185
Series 2004-AR9, Class B1, 3.896%, 08-25-2034 (1)	176,945	154,908
Series 2004-S1, Class 1A11, 5.500%, 03-25-2034	30,300	29,469
Series 2005-1, Class 1A1, 5.500%, 03-25-2035	1,069,969	981,367
Series 2005-7, Class 2CB4, 5.500%, 08-25-2035	542,944	520,498
Series 2005-AR12, Class 1A4, 3.806%, 10-25-2035 (1)	32,169	28,876
Series 2005-AR2, Class 2A3, 5.545% (1 Month LIBOR USD + 0.700%), 01-25-2045 (2)	64,023	60,628
Series 2005-AR5, Class A6, 3.312%, 05-25-2035 (1)	129,710	124,901
Series 2006-4, Class 3A3, 6.467%, 05-25-2036 (4)	213,467	189,612
Series 2006-5, Class 4A1, 6.000%, 06-25-2023 (a)	1,636,700	166,943
Series 2006-AR10, Class A2B, 5.265% (1 Month USD LIBOR + 0.420%), 12-25-2036 (2)	663,169	112,176
Series 2006-AR14, Class 1A4, 3.342%, 11-25-2036 (1)	141,567	117,172
Series 2006-AR14, Class 2A3, 3.350%, 11-25-2036 (1)	795,566	694,952
Series 2006-AR2, Class 2A1, 3.651%, 03-25-2036 (1)	92,814	79,161
Series 2006-AR7, Class 3A, 4.186% (12 Month US Treasury Average + 1.048%), 07-25-2046 (2)(a)	132,066	91,785
Series 2007-HY1, Class 1A1, 3.652%, 02-25-2037 (1)	182,103	152,050
Wells Fargo Alternative Loan Trust
Series 2007-PA3, Class 1A4, 5.750%, 07-25-2037	294,814	239,368
Series 2007-PA6, Class A1, 4.294%, 12-28-2037 (1)(a)	111,513	95,177
Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR12, Class 2A1, 4.449%, 09-25-2036 (1)	107,249	100,093
Series 2006-AR14, Class 2A3, 4.512%, 10-25-2036 (1)	70,937	60,188
Series 2007-AR3, Class A4, 4.539%, 04-25-2037 (1)	457,291	382,881
Series 2007-7, Class A38, 6.000%, 06-25-2037 (a)	49,907	39,078
Series 2018-1, Class A1, 3.500%, 07-25-2047 (1)(3)	30,647	27,567
Winwater Mortgage Loan Trust
Series 2015-A, Class A3, 3.500%, 06-20-2045 (1)(3)	253,824	230,803
Yale Mortgage Loan Trust
Series 2007-1, Class A, 5.245% (1 Month USD LIBOR + 0.400%), 06-25-2037 (2)(3)	84,297	27,425
TOTAL MORTGAGE BACKED SECURITIES — NON AGENCY
(Cost $184,017,841)		$172,696,959

MORTGAGE BACKED SECURITIES — U.S. GOVERNMENT AGENCY — 2.7%
Fannie Mae Interest Strip
Series 328 1, Class 1, 0.00%, 12-25-2032	949,634	806,972
Fannie Mae REMICS
Series 2002-26B, Class A3, 4.686%, 06-25-2041 (2)	807,768	750,633

The accompanying notes are an integral part of these financial statements.

Regan Total Return Income Fund
Schedule of Investments
March 31, 2023 (Unaudited)

	Principal Amount	Value

Series 2003-25, Class KP, 5.000%, 04-25-2033	$8,607	$8,607
Series 2010-41, Class OP, 0.000% , 05-25-2040	1,570,778	1,311,209
Series 2010-41, Class DC, 4.500%, 05-25-2025	9,202	9,078
Series 2012-111, Class UC, 1.350%, 10-25-2027	31,136	29,258
Series 2012-146, Class QA, 1.000%, 01-25-2043	17,431	13,161
Series 2015-87, Class BF, 5.145% (1 Month LIBOR USD + 0.300%), 12-25-2045 (2)	12,545	11,736
Series 2018-94, Class KD, 3.500%, 12-25-2048	16,866	14,209
Series 2019-24, Class NJ, 2.500%, 05-25-2049	968,888	818,105
FannieMae Grantor Trust
Series 2002-T16, Class A4, 4.693%, 05-25-2042 (1)	22,095	21,320
Series 2002-T4, Class A3, 7.500%, 12-25-2041	154,536	164,766
Series 2004-T5, Class A13, 5.217%, 05-28-2035 (1)	961,775	887,057
Series 2004-T5, Class AB7, 4.747%, 05-28-2035 (1)	374,936	342,114
FannieMae Whole Loan
Series 2002-W8, Class A2, 7.000%, 06-25-2042	160,112	169,594
Series 2003-W6, Class F, 4.967% (1 Month LIBOR USD + 0.350%), 09-25-2042 (2)	57,913	53,949
FHLMC Structured Pass Through Securities
Series T-076 2A, Class 2A, 2.012%, 10-25-2037 (1)	251,603	231,223
Series T-41, Class 2A, 4.760%, 07-25-2032 (1)	13,694	12,359
Series T-42 A5, Class A5, 7.500%, 02-25-2042	147,759	152,164
Series T-57 1A2, Class 1A2, 7.000%, 07-25-2043	290,293	309,370
Freddie Mac
Series 2629, Class DB, 5.000%, 06-15-2023	3,862	3,850
Series 3202, Class HF, 5.034% (1 Month LIBOR USD + 0.350%), 08-15-2036 (2)	13,528	12,715
Series 3378, Class FA, 5.264% (1 Month LIBOR USD + 0.580%), 06-15-2037 (2)	10,526	9,921
Series 4076, Class QB, 1.750%, 11-15-2041	128,406	121,901
Series 4171, Class NG, 2.000%, 06-15-2042	21,089	18,777
Series 4182, Class UC, 1.500%, 09-15-2027	8,908	8,543
Series 4265, Class FD, 5.084% (1 Month LIBOR USD + 0.400%), 01-15-2035 (2)	33,122	32,645
Series 4582, Class GA, 3.750%, 03-15-2052 (4)	11,533	11,495
Series 4921, Class NB, 1.750%, 08-25-2049	266,525	223,354
Series 4943, Class JP, 2.500%, 09-25-2049	402,409	359,068
Series 5020, Class HA, 1.000%, 08-25-2050	951,764	738,457
Series 5068, Class AB, 1.000%, 11-25-2050	473,165	357,731
Freddie Mac STRIP
Series 237, Class PO, 0.000%, 05-15-2036	1,013,931	822,804
Freddie Mac Whole Loan Securities Trust
Series 2017-SC02, Class 2A, 3.500%, 05-25-2047	28,244	25,424
Government National Mortgage Association
Series 2010-147, Class PG, 3.500%, 05-20-2040	59,630	57,728
Series 2014-21, Class DA, 2.000%, 04-16-2026	10,066	9,778
Series 2019-043, Class SQ, 1.289% (1 Month LIBOR USD + 6.050%), 04-20-2049 (2)	3,165,937	175,783
Series 2022-179, Class IO, 2.500%, 09-20-2051	1,513,258	201,549
		9,308,407
TOTAL MORTGAGE BACKED SECURITIES — U.S. GOVERNMENT AGENCY
(Cost $9,446,420)		$9,308,407
MORTGAGE SECURED NOTE — 0.2%
KORTH DIRECT MORTGAGE
Series 2021 B, 12.500%, 01-25-2027 (3)	800,000	792,000
TOTAL MORTGAGE SECURED NOTE
(Cost $800,000)		$792,000
MONEY MARKET FUNDS — 5.8%
First American Government Obligations Fund — 4.653% (b)	20,154,604	20,154,604
TOTAL MONEY MARKET FUNDS
(Cost $20,154,604)		$20,154,604

The accompanying notes are an integral part of these financial statements.

Regan Total Return Income Fund
Schedule of Investments
March 31, 2023 (Unaudited)

	Principal Amount	Value

U.S. TREASURY BILL — 16.3%
0.00%, 4/20/2023	$5,000,000	$4,988,956
0.00%, 4/13/2023	8,000,000	7,990,028
0.00%, 8/17/2023	4,000,000	3,929,076
0.00%, 8/31/2023	9,000,000	8,824,400
0.00%, 5/11/2023	3,000,000	2,985,433
0.00%, 7/6/2023	13,000,000	12,841,134
0.00%, 5/9/2023	5,000,000	4,977,213
0.00%, 7/5/2023	5,000,000	4,939,340
0.00%, 7/25/2023	5,000,000	4,926,338
TOTAL U.S. TREASURY BILLS
(Cost $56,375,179)		$56,401,918
TOTAL SHORT TERM INVESTMENTS
(Cost $76,529,783)		$76,556,522
TOTAL INVESTMENTS — 99.7%
(Cost $360,368,554)		344,836,401
Other Assets in Excess of Liabilities — 0.3%		1,159,927
TOTAL NET ASSETS — 100.0%		$345,996,328

(1)	Variable Rate Security. The Coupon is based on an underlying pool of loans and represents the rate in effect as of March 31, 2023.

(2)	Floating Rate Security based on a reference index and spread. The rate reported is the rate in effect as of March 31, 2023.

(3)	Restricted security deemed liquid. The total market value of these securities was $53,718,070 (15.50% of total net assets) as of March 31, 2023.

(4)	Step-up bond. The interest rate will step up if the issuer does not redeem the bond by an expected redemption date. The interest rate shown is the rate in effect as of March 31, 2023.

(a)	Value determined using unobservable inputs.

(b)	The rate quoted is the annualized seven-day effective yield as of March 31, 2023.

The accompanying notes are an integral part of these financial statements.

Regan Total Return Income Fund

Statement of Assets and Liabilities

March 31, 2023 (Unaudited)

Assets
Investments, at value (cost $360,368,554)	$344,836,401
Cash	147,080
Interest Receivable	1,549,118
Receivable for capital shares sold	1,025,708
Receivable for investments sold	4,432
Other assets	85,284
Total Assets	347,648,023

Liabilities
Payable for capital shares redeemed	1,198,329
Distribution fees - Investor Class	3,431
Payable to Advisor	273,611
Payable for professional fees	9,739
Payable for administration and accounting	80,991
Payable for directors fees	659
Payable to custodian	6,604
Payable for transfer agent fees	33,667
Accrued Shareholder Servicing Fees	34,782
Accrued expenses and other liabilities	9,882
Total Liabilities	1,651,695

Net Assets	$345,996,328

Components of Net Assets
Paid-in capital	$343,249,498
Total distributable earnings	2,746,830
Net Assets	$345,996,328

Institutional Class:
Net assets	$333,049,813
Shares outstanding (unlimited number of shares authorized, no par value)	35,944,278
Net asset value, offering and redemption price per share	$9.27

Investor Class:
Net assets	$12,946,515
Shares outstanding (unlimited number of shares authorized, no par value)	1,386,522
Net asset value, offering and redemption price per share	$9.34

The accompanying notes are an integral part of these financial statements.

Regan Total Return Income Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Period Ended March 31, 2023

Investment Income
Interest income	$10,773,398

Expenses
Advisory fees	1,156,647
Administration fees (Note 3)	144,408
Shareholder servicing fees (Note 6)	129,960
Fees recaptured by Adviser (Note 3)	92,612
Transfer agent fees and expenses (Note 3)	51,587
Registration fees	45,979
Custody fees (Note 3)	19,947
Distribution fees - Investor Class (Note 7)	13,056
Legal fees	12,395
Audit fees	9,766
Trustees' fees	6,798
Shareholder reporting fees	6,304
Compliance fees (Note 3)	5,627
Insurance expense	3,966
Miscellaneous expenses	3,489
Total Expenses	1,702,541

Net Investment Income	9,070,857

Realized and Unrealized Gain (Loss) on Investments
Net realized loss on Investments	348,009
Change in unrealized appreciation/depreciation on investments	(1,696,765)
Net Realized and Unrealized Loss on Investments	(1,348,756)

Net decrease in Net Assets from Operations	$7,722,101

The accompanying notes are an integral part of these financial statements.

Regan Total Return Income Fund

Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
Operations
Net investment income	$9,070,857	$9,533,421
Net realized gain (loss) on investments	348,009	(397,007)
Change in unrealized appreciation/depreciation on investments	(1,696,795)	(13,120,688)
Net Increase (decrease) in Net Assets from Operations	7,722,101	(3,984,274)

Distributions to Shareholders
From distributable earnings
Institutional Class	(8,075,838)	(6,759,171)
Investor Class	(311,344)	(141,976)
Return of Capital
Institutional Class	—	(3,094,686)
Investor Class	—	(65,004)
Total Distributions to Shareholders	(8,387,182)	(10,060,837)

Capital Share Transactions
Proceeds from shares sold
Institutional Class	190,354,718	222,169,607
Investor Class	10,180,087	7,584,807
Proceeds from shares reinvested
Institutional Class	6,678,512	8,084,876
Investor Class	306,388	196,460
Cost of shares redeemed
Institutional Class	(43,923,299)	(88,176,330)
Investor Class	(2,565,620)	(3,282,123)
Net Increase in Net Assets from Capital Share Transactions	161,030,786	146,577,297
Total Increase in Net Assets	160,365,705	132,532,186

Net Assets
Beginning of period	185,630,623	53,098,437
End of period	$345,996,328	$185,630,623

Capital Shares Transactions
Institutional Class
Shares Sold	20,494,752	5,944,500
Shares reinvested	725,041	182,918
Shares redeemed	(4,724,189)	(1,035,919)
Net increase in shares outstanding	16,495,604	5,091,499
Investor Class
Shares Sold	1,089,315	76,600
Shares reinvested	33,004	3,671
Shares redeemed	(273,401)	(1,552)
Net increase in shares outstanding	848,918	78,719

The accompanying notes are an integral part of these financial statements.

Regan Total Return Income Fund
Financial Highlights
Institutional Class

For a Capital Share Outstanding Throughout Each Year Presented:
	For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	(1)
Net Asset Value, Beginning of Period	$9.29	$10.27	$10.00

Gain from Investment Operations:
Net investment income (2)	0.32	0.74	0.95
Net realized and unrealized loss on investments	(0.07)	(0.89)	0.49
Total Gain (Loss) from Investment Operations	0.25	(0.15)	1.44

Less Distributions:
From net investment income	(0.27)	(0.45)	(0.82)	(3)
From net realized gain on investments	-	(0.02)	(0.06)
From return of capital	-	(0.36)	(0.29)	(3)
Total Distributions	(0.27)	(0.83)	(1.17)
Net Asset Value, End of Period	$9.27	$9.29	$10.27

Total Return (4)	2.76%	(1.65)%	14.96%

Supplemental Data and Ratios:
Net assets, end of year (in thousands)	$333,050	$180,600	$52,283
Ratio of expenses to average net assets
Before fees waived and reimbursed by the Adviser (5)	1.30%	1.40%	2.56%
After fees waived and reimbursed by the Adviser (5)	1.30%	1.30%	1.28%
Ratio of net investment income to average net assets
After fees waived and reimbursed by the Adviser (5)	6.98%	7.61%	9.15%
Portfolio turnover rate (4)(6)	14.40%	62.88%	88.09%

(1)	Inception date of the Fund was October 1, 2020.
(2)	Per share amounts have been calculated using the average shares method.
(3)	Amount does not accord to the Fund's annual report dated September 30, 2021 due to revisions to the tax characterization of distributions that were made after the issuance of the annual report. The revisions were the result of the Fund’s election to defer accretion on market discount until disposition.
(4)	Not annualized.
(5)	Annualized
(6)	Portfolio turnover rate is calculated for the Fund without distinguishing between classes.

The accompanying notes are an integral part of these financial statements.

Regan Total Return Income Fund
Financial Highlights
Investor Class

For a Capital Share Outstanding Throughout Each Year Presented:
	For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	(1)
Net Asset Value, Beginning of Period	$9.36	$10.36	$10.00

Gain from Investment Operations:
Net investment income (2)	0.32	0.72	1.03
Net realized and unrealized loss on investments	(0.08)	(0.90)	0.41
Total Gain (Loss) from Investment Operations	0.24	(0.18)	1.44

Less Distributions:
From net investment income	(0.26)	(0.44)	(0.75)	(3)
From net realized gain on investments	-	(0.02)	(0.06)
From return of capital	-	(0.36)	(0.27)	(3)
Total distributions	(0.26)	(0.82)	(1.08)
Net Asset Value, End of Period	$9.34	$9.36	$10.36

Total Return (4)	2.62%	(1.91)%	14.72%

Supplemental Data and Ratios:
Net assets, end of year (in thousands)	$12,947	$5,031	$816
Ratio of expenses to average net assets
Before fees waived and reimbursed by the Adviser (5)	1.55%	1.67%	5.23%
After fees waived and reimbursed by the Adviser (5)	1.55%	1.54%	1.53%
Ratio of net investment income to average net assets
After fees waived and reimbursed by the Adviser (5)	6.91%	7.36%	9.89%
Portfolio turnover rate (4)(6)	14.40%	62.88%	88.09%

(1)	Inception date of the Fund was October 1, 2020.
(2)	Per share amounts have been calculated using the average shares method.
(3)	Amount does not accord to the Fund's annual report dated September 30, 2021 due to revisions to the tax characterization of distributions that were made after the issuance of the annual report. The revisions were the result of the Fund’s election to defer accretion on market discount until disposition.
(4)	Not annualized.
(5)	Annualized
(6)	Portfolio turnover rate is calculated for the Fund without distinguishing between classes.

The accompanying notes are an integral part of these financial statements.

Regan Total Return Income Fund

Notes to Financial Statements

March 31, 2023 (Unaudited)

NOTE 1 – ORGANIZATION

Regan Total Return Income Fund (the “Fund”) is a diversified series of Trust for Advised Portfolios (the “Trust”). The Trust, a Delaware Statutory Trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company. Regan Capital LLC (the “Adviser”) serves as the investment manager to the Fund. The inception date of the Fund was October 1, 2020. The investment objective of the Fund is to provide a high level of risk-adjusted current income and capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The presentation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the period. Actual results may differ from those estimates.

A. Securities Valuation

Portfolio securities are valued using current market values or official closing prices, if available. When reliable market quotations are not readily available or a pricing service does not provide a valuation (or provides a valuation that in the judgment of the Adviser does not represent the security’s fair value) or when, in the judgment of the Adviser, events have rendered the market value unreliable, a security is fair valued in good faith by the Adviser under procedures approved by the Board. Valuing securities at fair value is intended to ensure that the Fund is accurately priced and involves reliance on judgment. There can be no assurance that the Fund will obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV per share.

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). The inputs or methodology used in determining the value of each Fund’s investments are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad categories as defined below:

Level 1 -	Quoted prices in active markets for identical securities. An active market for a security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 -	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 -	Significant unobservable inputs, including the Fund’s own assumptions in determining fair value of investments.

Equity securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Regan Total Return Income Fund

Notes to Financial Statements

March 31, 2023 (Unaudited)

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES (Continued)

Short-term investments classified as money market instruments are valued at NAV. These investments are categorized as Level 1 of the fair value hierarchy.

Debt securities, including corporate, convertible, U.S. government agencies, U.S. treasury obligations, and sovereign issues, are normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risk/spreads and default rates. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Mortgage- and asset-backed securities are securities issued as separate tranches, or classes, of securities within each deal. These securities are normally valued by independent pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporate deal collateral performance, as available.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s investments in each category investment type as of March 31, 2023:

Description	Level 1	Level 2	Level 3	Total
Assets
Asset Backed Securities	$—	$85,050,105	$432,408	$85,482,513
Mortgage Backed Securities – Non-Agency	—	166,937,864	5,759,095	172,696,959
Mortgage Backed Securities – U.S. Government Agency	—	8,963,342	345,065	9,308,407
Mortgage Secured Note	—	792,000	—	792,000
Short Term Investments	20,154,604	56,401,918	—	76,556,522
Total	$20,154,604	$318,145,229	$6,536,568	$344,836,401

Please refer to the Schedule of Investments for further classification.

U.S. Government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Agency issued debt securities are generally valued in a manner similar to U.S. Government securities. Mortgage pass-throughs include to-be announced (“TBAs”) securities and mortgage pass-through certificates. TBA securities and mortgage pass-throughs are generally valued using dealer quotations.

The independent pricing service does not distinguish between smaller-sized bond positions, known as “odd lots”, and larger institutional-sized bond positions, known as “round lots”. The Adviser reviews pricing from the independent pricing service relative to odd lot acquisitions. If the vendor price is more than 3% greater than the acquisition price of the odd lot, cost is initially used to value the position. The Adviser monitors market levels and the vendor pricing daily, and will employ the vendor’s price when the Adviser believes it represents fair value, or if additional purchases of a security result in a round lot position. The Adviser also monitors current market levels for odd lot positions and updates fair valuations if material differences are observed.

Regan Total Return Income Fund

Notes to Financial Statements

March 31, 2023 (Unaudited)

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES (Continued)

Odd lot securities valued at cost are classified as level 2 when acquired within 30 days of the reporting date; odd lot positions acquired more than 30 days prior to the reporting date and valued at cost are classified as level 3.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Asset Backed Securities	Mortgage Backed Securities – U.S. Government Agency	Mortgage Backed Securities – Non-Agency	Mortgage Secured Note
Balance at September 30, 2022	$316,083	$71,661	$2,642,389	$800,000
Purchased	229,392	139,176	5,429,619	—
Accrued discounts/premiums	—	—	1,340,096	—
Sale/Paydown Proceeds	(91,862)	(100,509)	(932,535)	—
Realized Gain (Loss)	4,789	3,045	89,960	—
Change in unrealized Appreciation (depreciation)	(5,248)	(602)	(1,443,149)	(8,000)
Transfers into Level 3(1)	19,969	232,293	—	—
Transfers from Level 3(1)	(40,715)	—	(1,367,284)	(792,000)
Balance at March 31, 2023	$432,408	$345,064	$5,759,096	$—

(1)	Transfers into Level 3 from Level 2 relate to securities that were valued by a third party pricing service, but became valued by the Adviser during the period. Transfers from Level 3 to Level 2 relate to securities that began the period valued at cost, but became valued by a third party pricing service during the period. The Adviser believes that the value from the pricing service represents the fair value of each security for which the transfer occurred.

The change in unrealized appreciation/(depreciation) for Level 3 securities still held at March 31, 2023 was $(1,212,019)

The following is a summary of quantitative information about Level 3 valued measurements:

Regan Total Return Income Fund

	Value at March 31, 2023	Valuation Technique(s)
Asset Backed Securities	$432,407	Acquisition Cost
Mortgage Backed Securities – Agency	$5,759,095	Acquisition Cost
Mortgage Backed Securities – Non-Agency	$345,065	Acquisition Cost

The Fund invests in distressed debt securities, which are securities that are priced below $50. In accordance with GAAP, the ultimate realizable value and potential for early retirement of securities is considered when determining the yield. If current values of debt securities decline significantly from the issue price, computed yields may be higher than rates expected to be ultimately realized. To avoid unsound yield information being presented in the Fund’s financial statements, consideration is given to capping yields of individual securities at a reasonable level. The Fund’s Adviser performs a periodic assessment of the yields for these distressed securities and adjustments are made to the income and cost of these securities on the Fund’s financial statements.

Regan Total Return Income Fund

Notes to Financial Statements

March 31, 2023 (Unaudited)

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES (Continued)

B. Security Transactions, Investment Income and Distributions

The Fund record security transactions based on trade date. Realized gains and losses on sales of securities are calculated by comparing the original cost of the specifically identified security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

C. Distributions to Shareholders

Distributions from net investment income, if any, are declared at least quarterly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations. The Fund may periodically make reclassifications among certain income and capital gains distributions determined in accordance with federal tax regulations, which may differ from U.S. GAAP. These reclassifications are due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

D. Federal Income Taxes

The Fund has elected to be taxed as Regulated Investment Companies (“RIC”) under the U.S. Internal Revenue Code of 1986, as amended, and intend to maintain this qualification and to distribute substantially all of their net taxable income to their shareholders. Therefore, no provision is made for federal income taxes. Due to the timing of dividend distributions (if any) and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Management of the Fund is required to analyze all open tax years, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the period ended March 31, 2023, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as interest expense and other expense for penalties in the statement of operations. During the period, the Fund did not incur any interest or tax penalties. The Fund has not currently filed any tax returns; generally, tax authorities can examine tax returns filed for the preceding three years.

NOTE 3 – INVESTMENT MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

The Trust entered into an agreement for the Adviser to furnish investment advisory services to the Fund. Under the terms of this agreement, the Fund will pay the Adviser a monthly fee based on the Fund’s average daily net assets at the annual rate of 0.89%.

The Adviser has contractually agreed to waive its management fee and/or reimburse the Fund’s operating expenses (other than shareholder servicing fees, front-end or contingent deferred loads, taxes, interest expense, brokerage commissions, acquired fund fees and expenses, portfolio transaction expenses, dividends paid on short sales, extraordinary expenses, Rule 12b-1 fees, or intermediary servicing fees) for each class so that annual operating expenses will not exceed 1.20% (the “Expense Cap”). The Expense Cap will remain in effect through at least January 31, 2024 and may be terminated only by the Trust for Advised Portfolios Board of Trustees. The Adviser may request recoupment from the Fund of previously waived fees and paid expenses for three years from the date such fees and expenses were waived or paid, provided that such recoupment does not cause the Fund’s expense ratio (after the recoupment is taken into account) to exceed the lower of (1) the Expense Cap in place at the time such amounts were waived or paid and (2) the Fund’s Expense Cap at the time of recoupment.

Regan Total Return Income Fund

Notes to Financial Statements

March 31, 2023 (Unaudited)

NOTE 3 – INVESTMENT MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS (Continued)

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s administrator and fund accountant and transfer agent. The officers of the Trust are employees of Fund Services. U.S. Bank serves as the Fund’s custodian and provides compliance services to the Funds. Quasar Distributors, LLC (“Quasar” or the “Distributor”) acts as the Fund’s distributor and principal underwriter. For the period ended March 31, 2023, the Fund incurred the following expenses for administration and fund accounting, compliance, custody and transfer agency fees:

Administration and Fund Accounting	$144,408
Compliance Service	5,627
Custody	19,947
Transfer Agency	51,587

At March 31, 2023, the expenses reimbursed, and contractual fees waived by the Adviser and subject to potential recapture by period were as follows:

Regan Total Return Income Fund

Fiscal Year	Waived/reimbursed	Expiration
September 30, 2021	$160,828	September 30, 2024
September 30, 2022	128,004	September 30, 2025

At March 31, 2023, the Fund had payables due to Fund Services for administration and fund accounting, compliance, custody and transfer agency fees to U.S. Bank in the following amounts:

Administration and Fund Accounting	$80,991
Compliance Services	3,630
Custody	6,604
Transfer Agency	33,667

The above payable amounts are included in Accrued other expenses and other liabilities in the Statement of Assets and Liabilities.

The Independent Trustees were paid $6,798 for their services and reimbursement of travel expenses during the period ended March 31, 2023. The Fund pays no compensation to the Interested Trustee or officers of the Trust.

NOTE 4 – INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended March 31, 2023, were as follows:

	Non-Government	Government
Purchases	$145,278,032	$—
Sales	$37,113,845	$—

Regan Total Return Income Fund

Notes to Financial Statements

March 31, 2023 (Unaudited)

NOTE 5 – FEDERAL INCOME TAX INFORMATION

At September 30, 2022, the components of distributable earnings for income tax purposes were as follows:

Regan Total Return Income Fund

Cost of investments	$195,569,817
Gross unrealized appreciation	154,816
Gross unrealized depreciation	(14,332,141)
Net unrealized depreciation on investments	(14,177,325)
Undistributed ordinary income	593,804
Undistributed long-term capital gains	—
Distributable earnings	593,804
Other book/tax temporary differences	16,738,227
Total distributable earnings	$3,154,706

The difference between book basis and tax basis unrealized appreciation/(depreciation) is attributable in part to the recognition of accretable yield on deep discounted mortgage back securities and to the deferral of losses on wash sales.

Additionally, U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the six months ended September 30, 2022, the following table shows the reclassifications made:

	Total
	Accumulated	Paid-In
	Losses	Capital
Regan Total Return Income Fund	$17,667,283	$(17,667,283)

The following table summarizes the characteristics of distributions paid during the periods ended March 31, 2023 and September 30, 2022:

Regan Total Return Income Fund

		Long Term	Return of	Total
	Income	Capital Gains	Capital	Distributions
March 31, 2023	$8,387,182	$—	$—	$8,387,182
September 30, 2022	6,901,219	—	3,159,689	10,060,908

 The Fund also designates as distributions of long term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.

The Fund is required, in order to meet certain excise tax requirements, to measure and distribute annually, net capital gains realized during the twelve month period ending October 31. In connection with this requirement, the Fund is permitted, for tax purposes, to defer into its next fiscal year any net capital losses incurred from November 1 through the end of the fiscal year. Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. As of September 30, 2022, the Fund had no late-year or post-October losses.

Regan Total Return Income Fund

Notes to Financial Statements

March 31, 2023 (Unaudited)

NOTE 5 – FEDERAL INCOME TAX INFORMATION (Continued)

At September 30, 2022, the Fund had capital loss carryforwards, which reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Internal Revenue Code, the character of such capital loss carryforwards is as follows:

	Not Subject to Expiration
Short Term	Long Term	Total
$130,915	$36,877	$167,792

The Fund did not utilize any capital loss carryforwards at September 30, 2022.

NOTE 6 – SHAREHOLDER SERVICING PLAN

The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate on average daily net assets up to a maximum rate as follows:

Institutional Class	0.10%	Investor Class	0.15%

The Shareholder Servicing Plan authorizes payment of a shareholder servicing fee to the financial intermediaries and other service providers who provide administrative and support services to Fund shareholders.

For the six months ended March 31, 2023, class specific Shareholder Servicing fees were as follows:

Institutional Class	$124,738	Investor Class	$5,222

NOTE 7 – DISTRIBUTION PLAN

The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution fees for the sale and distribution of its Investor Class shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets of the Investor Class shares. For the period ended March 31, 2023, distribution fees incurred are disclosed on the Statement of Operations.

For the six months ended March 31, 2023, class specific Distribution fees were as follows:

Investor Class	$13,056

NOTE 8 – COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against each Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Regan Total Return Income Fund

Notes to Financial Statements

March 31, 2023 (Unaudited)

NOTE 9 – LINE OF CREDIT

The Fund has access to a $15 million secured line of credit through an agreement with U.S. Bank. The Fund may temporarily draw on the line of credit to satisfy redemption requests or to settle investment transactions. Interest is charged to the Fund based on its borrowings at a rate per annum equal to the Prime Rate, to be paid monthly. Loan activity for the six months ended March 31, 2023 was as follows:

Maximum Available Credit	$15,000,000
Largest Amount Outstanding on an Individual Day	$2,256,000
Average Daily Loan Outstanding	$1,137,500
Interest Expense – 4 days	$3,188
Loan Outstanding as of March 31, 2023	$—
Average Interest Rate	7.25%

NOTE 10 – SUBSEQUENT EVENTS

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. The Fund has determined that there were no subsequent events that would need to be disclosed in the Fund’s financial statements.

NOTE 11 – NEW ACCOUNTING PRONOUNCEMENTS

In March 2020, FASB issued Accounting Standards Update 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”). The main objective of ASU 2020-04 is to provide relief to companies that will be impacted by the expected change in benchmark interest rates at the end of 2021, when participating banks will no longer be required to submit London Inter-bank Offered Rate (“LIBOR”) quotes by the UK Financial Conduct Authority. ASU 2020-04 allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. In addition, derivative contracts that qualified for hedge accounting prior to modification, will be allowed to continue to receive such treatment, even if critical terms change due to a change in the benchmark interest rate. For new and existing contracts, the Fund may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management is currently assessing the impact of the adoption of ASU 2020-04 to the Fund’s financial statements and various filings.

NOTE 12 – PRINCIPAL RISKS

Below is a summary of some, but not all, of the principal risks of investing in the Fund, each of which may adversely affect the Fund’s net asset value and total return. The Fund’s most recent prospectus provides further descriptions of the Fund’s investment objective, principal investment strategies and principal risks.

Mortgage-Backed Securities Risk. When interest rates increase, the market values of mortgage-backed securities decline. At the same time, however, mortgage refinancings and prepayments slow, which lengthens the effective duration of these securities. As a result, the negative effect of the interest rate increase on the market value of mortgage-backed securities is usually more pronounced than it is for other types of fixed income securities, potentially increasing the volatility of the Fund. Conversely, when market interest rates decline, while the value of mortgage-backed securities may increase, the rate of prepayment of the underlying mortgages also tends to increase, which shortens the effective duration of these securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgage may decline in value and be insufficient, upon foreclosure, to repay the associated loan. Additionally, the liquidity of non-investment grade securities and sub-prime mortgage securities can change dramatically over time.

Regan Total Return Income Fund

Notes to Financial Statements

March 31, 2023 (Unaudited)

NOTE 12 – PRINCIPAL RISKS (Continued)

Asset-Backed Securities Risk (“ABS”). ABS represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables. Certain debt instruments may only pay principal at maturity or may only represent the right to receive payments of principal or payments of interest on underlying pools of mortgages, assets or government securities, but not both. The value of these types of instruments may change more drastically than debt securities that pay both principal and interest. The Fund may obtain a below market yield or incur a loss on such instruments during periods of declining interest rates. Principal only and interest only instruments are subject to extension risk. Certain ABS may provide, upon the occurrence of certain triggering events or defaults, for the investors to become the holders of the underlying assets. In that case, the Fund may become the holder of securities that it could not otherwise purchase, based on its investment strategies or its investment restrictions and limitations, at a time when such securities may be difficult to dispose of because of adverse market conditions.

Credit Risk. There is a risk that the issuer of a mortgage-backed security may experience unanticipated financial problems causing their securities to decline in value. Changes in the market’s perception of the issuer’s financial strength or in a security’s credit rating, which reflects a third party’s assessment of the credit risk presented by a particular issuer, may affect debt securities’ value. In addition, the Fund is subject to the risk that the issuer of a fixed income security will fail to make timely payments of interest or principal, or may stop making such payments altogether.

Interest Rate Risk. When interest rates increase this may result in a decrease in the value of debt securities held by the Fund. Conversely, as interest rates decrease, mortgage-backed securities’ prices typically do not rise as much as the prices of comparable bonds. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.

Prepayment Risk. When interest rates fall, certain obligations may be paid off by the obligor earlier than expected by refinancing their mortgages, resulting in prepayment of the mortgage-backed securities held by the Fund. The Fund would then lose any price appreciation above the mortgage’s principal and would have to reinvest the proceeds at lower yields, resulting in a decline in the Fund’s income. Prepayment reduces the yield to maturity and the average life of the security.

NOTE 13 – CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD LLP (“BBD”) served as the independent registered public accounting firm for the Fund to audit the financial statements for the fiscal year ended September 30, 2022. On March 13, 2023, BBD sent a letter of cessation to the SEC indicating that BBD would no longer be serving as auditor. This letter was sent as a result of the the Investment Management Group of BBD being acquired by Cohen & Company, LTD (“Cohen”).

The Trust engaged Cohen on February 28, 2023, as the independent registered public accounting firm to audit the Fund’s financial statements for the fiscal year ending September 30, 2023.

The report of BBD on the financial statement of the Fund for the fiscal year ended September 30, 2022, contained no adverse opinion or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope, or accounting principle.

In connection with the Fund’s audit for the fiscal period ended September 30, 2022, there have been no disagreements, if not resolved to the satisfaction of BBD, that would have caused them to make reference thereto in their report on the financial statements for such period.

Regan Total Return Income Fund

Additional Information

March 31, 2023 (Unaudited)

Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the Securities and Exchange Commission (SEC) on Part F of Form N-PORT. The Fund’s Form N-PORT is available without charge by visiting the SEC’s Web site at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.

Proxy Voting

You may obtain a description of the Fund’s proxy voting policy and voting records, without charge, upon request by contacting the Fund directly at 1-888-44-REGAN or on the EDGAR Database on the SEC’s website at ww.sec.gov. The Fund files its proxy voting records annually as of June 30, with the SEC on Form N-PX. The Fund’s Form N-PX is available without charge by visiting the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

●	Information we receive about you on applications or other forms;

●	Information you give us orally; and/or

●	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Investment Adviser

Regan Capital, LLC

300 Crescent Court, Suite 1760

Dallas, Texas 75201

Distributor

Quasar Distributors, LLC

111 East Kilbourn Ave., Suite 2200

Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association

Custody Operations

1555 North River Center Drive, Suite 302

Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
1835 Market Street, Suite 310
Philadelphia, Pennsylvania 19103

Legal Counsel

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  Filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By   /s/ Russell B. Simon
                      Russell B. Simon, President

Date           6/9/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By   /s/ Russell B. Simon
                      Russell B. Simon, President

Date        6/9/2023

By    /s/ Eric T. McCormick
                      Eric T. McCormick, Treasurer

Date         6/9/2023